Document and Entity Information (USD $)	12 Months Ended
	Nov. 30, 2012	Jan. 22, 2013	May 31, 2012
Document Type	10-K
Amendment Flag	false
Document Period End Date	Nov 30, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Trading Symbol	CCL
Entity Registrant Name	CARNIVAL CORP
Entity Central Index Key	0000815097
Current Fiscal Year End Date	--11-30
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding		592,310,060
Entity Public Float			$ 12,300,000,000
CARNIVAL PLC
Trading Symbol	CUK
Entity Registrant Name	CARNIVAL PLC
Entity Central Index Key	0001125259
Current Fiscal Year End Date	--11-30
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding		215,466,538
Entity Public Float			$ 5,900,000,000

Carnival Corporation & Plc Consolidated Statements of Income (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2010
Cruise
Passenger tickets	$ 11,658	$ 12,158	$ 11,084
Onboard and other	3,513	3,357	3,104
Tour and other	211	278	281
Revenues	15,382	15,793	14,469
Cruise
Commissions, transportation and other	2,292	2,461	2,272
Onboard and other	558	506	474
Fuel	2,381	2,193	1,622
Payroll and related	1,742	1,723	1,611
Food	960	965	869
Other ship operating	2,233	2,247	2,032
Tour and other	154	204	212
Operating expenses	10,320	10,299	9,092
Selling and administrative	1,720	1,717	1,614
Depreciation and amortization	1,527	1,522	1,416
Ibero goodwill and trademark impairment charges	173
Costs and Expenses	13,740	13,538	12,122
Operating income (loss)	1,642	2,255	2,347
Nonoperating (Expense) Income
Interest income	10	11	12
Interest expense, net of capitalized interest	(336)	(365)	(378)
Unrealized gains on fuel derivatives, net	6	1
Realized losses on fuel derivatives	(13)
Other (expense) income, net	(7)	10	(2)
Nonoperating Income (Expense), Total	(340)	(343)	(368)
Income Before Income Taxes	1,302	1,912	1,979
Income Tax Expense, Net	(4)		(1)
Net Income	$ 1,298	$ 1,912	$ 1,978
Earnings Per Share
Basic	$ 1.67	$ 2.43	$ 2.51
Diluted	$ 1.67	$ 2.42	$ 2.47
Dividends Declared Per Share	$ 1.5	$ 1	$ 0.4

Carnival Corporation & Plc Consolidated Statements of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2010
Net income	$ 1,298	$ 1,912	$ 1,978
Items Included in Other Comprehensive Income (Loss)
Change in foreign currency translation adjustment	25	(24)	(664)
Other	(23)	69	(52)
Other Comprehensive Income (Loss)	2	45	(716)
Total Comprehensive Income	$ 1,300	$ 1,957	$ 1,262

Carnival Corporation & Plc Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Nov. 30, 2012		Nov. 30, 2011
Current Assets
Cash and cash equivalents	$ 465		$ 450
Trade and other receivables, net	270		263
Insurance recoverables	460		30
Inventories	390		374
Prepaid expenses and other	236		195
Total current assets	1,821		1,312
Property and Equipment, Net	32,137	[1]	32,054	[1]
Goodwill	3,174		3,322
Other Intangibles	1,314		1,330
Other Assets	715		619
Total assets	39,161		38,637
Current Liabilities
Short-term borrowings	56	[2]	281	[2]
Current portion of long-term debt	1,678	[2]	1,019	[2]
Accounts payable	549		576
Dividends payable	583		194
Claims reserve	553		97
Accrued liabilities and other	845		832
Customer deposits	3,076		3,106
Total current liabilities	7,340		6,105
Long-Term Debt	7,168	[2]	8,053	[2]
Other Long-Term Liabilities	724		647
Commitments and Contingencies
Shareholders' Equity
Additional paid-in capital	8,252		8,180
Retained earnings	18,479		18,349
Accumulated other comprehensive loss	(207)		(209)
Treasury stock, 55 shares at 2012 and 52 shares at 2011 of Carnival Corporation and 33 shares at 2012 and 2011 of Carnival plc, at cost	(2,958)		(2,851)
Total shareholders' equity	23,929		23,832
Liabilities and Equity, Total	39,161		38,637
Common Stock
Shareholders' Equity
Common stock	6		6
Ordinary Shares
Shareholders' Equity
Common stock	$ 357		$ 357

[1]	At November 30, 2012 and 2011, the net carrying values of ships and ships under construction for our North America, EAA, Cruise Support and Tour and Other segments were $18.0 billion, $12.8 billion, $0.2 billion and $0.1 billion and $17.9 billion, $12.8 billion, $0.2 billion and $0.1 billion, respectively.
[2]	All interest rates are as of the latest balance sheet date for which there is an outstanding debt balance. The debt table does not include the impact of our foreign currency and interest rate swaps. At November 30, 2012, 58% and 42% of our debt was U.S. dollar and euro-denominated, respectively, and at November 30, 2011, 56%, 41% and 3% of our debt was U.S. dollar, euro and sterling-denominated, respectively, including the effect of foreign currency swaps. Substantially all of our fixed rate debt can only be called or prepaid by incurring significant costs. In addition, substantially all of our debt agreements, including our main revolving credit facility, contain one or more financial covenants that require us, among other things, to maintain minimum debt service coverage and minimum shareholders' equity and to limit our debt to capital and debt to equity ratios and the amounts of our secured assets and secured and other indebtedness. Generally, if an event of default under any debt agreement occurs, then pursuant to cross default acceleration clauses, substantially all of our outstanding debt and derivative contract payables (see Note 11) could become due, and all debt and derivative contracts could be terminated. At November 30, 2012, we believe we were in compliance with all of our debt covenants.

Carnival Corporation & Plc Consolidated Balance Sheets (Parenthetical) (USD $) In Millions, except Per Share data, unless otherwise specified	Nov. 30, 2012	Nov. 30, 2011
Common Stock
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	1,960	1,960
Common stock, shares issued	649	647
Treasury stock, shares	55	52
Ordinary Shares
Common stock, par value	$ 1.66	$ 1.66
Common stock, shares issued	215	215
Treasury stock, shares	33	33

Carnival Corporation & Plc Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2010
OPERATING ACTIVITIES
Net income	$ 1,298	$ 1,912	$ 1,978
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation and amortization	1,527	1,522	1,416
Ibero goodwill and trademark impairment charges	173
Share-based compensation	39	46	43
Losses and (gains) on fuel derivatives, net	7	(1)
Other, net	61	49	(15)
Changes in operating assets and liabilities
Receivables	(15)	(43)	106
Inventories	(16)	(54)	(12)
Insurance recoverables, prepaid expenses and other	148	18	(14)
Accounts payable	(24)	67	(36)
Claims reserves, accrued and other liabilities	(192)	(41)	81
Customer deposits	(7)	291	271
Net cash provided by operating activities	2,999	3,766	3,818
INVESTING ACTIVITIES
Additions to property and equipment	(2,332)	(2,696)	(3,579)
Insurance proceeds for the ship	508
Other, net	52	50	78
Net cash used in investing activities	(1,772)	(2,646)	(3,501)
FINANCING ACTIVITIES
(Repayments of) proceeds from short-term borrowings, net	(224)	(450)	626
Principal repayments of revolvers		(13)	(350)
Proceeds from revolvers		8	94
Principal repayments of other long-term debt	(1,052)	(1,237)	(1,842)
Proceeds from issuance of other long-term debt	946	1,696	1,280
Dividends paid	(779)	(671)	(237)
Purchases of treasury stock	(90)	(454)	(524)
Sales of treasury stock			545
Other, net	9	28	4
Net cash used in financing activities	(1,190)	(1,093)	(404)
Effect of exchange rate changes on cash and cash equivalents	(22)	(6)	(22)
Net increase (decrease) in cash and cash equivalents	15	21	(109)
Cash and cash equivalents at beginning of year	450	429	538
Cash and cash equivalents at end of year	$ 465	$ 450	$ 429

Carnival Corporation & Plc Consolidated Statements of Shareholders' Equity (USD $) In Millions	Total	Common Stock	Ordinary Shares	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income (loss)	Treasury stock
Beginning Balance at Nov. 30, 2009	$ 22,039	$ 6	$ 354	$ 7,920	$ 15,561	$ 462	$ (2,264)
Net income	1,978				1,978
Other comprehensive income (loss)	(716)					(716)
Cash dividends declared	(315)				(315)
Purchases and sales under the Stock Swap program and other	45		1	174			(130)
Ending Balance at Nov. 30, 2010	23,031	6	355	8,094	17,224	(254)	(2,394)
Net income	1,912				1,912
Other comprehensive income (loss)	45					45
Cash dividends declared	(787)				(787)
Purchases of treasury stock under the Repurchase Program and other	(369)		2	86			(457)
Ending Balance at Nov. 30, 2011	23,832	6	357	8,180	18,349	(209)	(2,851)
Net income	1,298				1,298
Other comprehensive income (loss)	2					2
Cash dividends declared	(1,168)				(1,168)
Purchases of treasury stock under the Repurchase Program and other	(35)			72			(107)
Ending Balance at Nov. 30, 2012	$ 23,929	$ 6	$ 357	$ 8,252	$ 18,479	$ (207)	$ (2,958)

General	12 Months Ended
Nov. 30, 2012
General

NOTE 1 – General

Description of Business

Carnival Corporation is incorporated in Panama, and Carnival plc is incorporated in England and Wales. Carnival Corporation and Carnival plc operate a dual listed company (“DLC”), whereby the businesses of Carnival Corporation and Carnival plc are combined through a number of contracts and through provisions in Carnival Corporation’s Articles of Incorporation and By-Laws and Carnival plc’s Articles of Association. The two companies operate as if they are a single economic enterprise, but each has retained its separate legal identity. Each company’s shares are publicly traded; on the New York Stock Exchange (“NYSE”) for Carnival Corporation and the London Stock Exchange for Carnival plc. In addition, Carnival plc American Depository Shares are traded on the NYSE. See Note 3.

The consolidated financial statements include the accounts of Carnival Corporation and Carnival plc and their respective subsidiaries. Together with their consolidated subsidiaries, they are referred to collectively in these consolidated financial statements and elsewhere in this 2012 Annual Report as “Carnival Corporation & plc,” “our,” “us” and “we.”

We are the largest cruise company and among the largest leisure travel companies in the world. Each of our ten cruise brands is an operating segment that we aggregate into either the (1) North America or (2) Europe, Australia & Asia (“EAA”) reportable cruise segments (see Note 12). As of January 22, 2013, our cruise brands’ summary information is as follows:

Cruise Brands	Passenger Capacity (a)	Number of Cruise Ships	Primary Markets (b)

North America
Carnival Cruise Lines	61,968	24	North America
Princess Cruises (“Princess”)	36,912	16	North America
Holland America Line	23,492	15	North America
Seabourn	1,986	6	North America

North America Cruise Brands	124,358	61

EAA
Costa Cruises (“Costa”)	31,720	14	Italy, France and Germany
AIDA Cruises (“AIDA”)	16,442	9	Germany
P&O Cruises (UK)	14,636	7	United Kingdom (“UK”)
Cunard	6,672	3	UK and North America
P&O Cruises (Australia)	4,780	3	Australia
Ibero Cruises (“Ibero”)	4,176	3	Spain and South America

EAA Cruise Brands	78,426	39

	202,784	100

(a)	In accordance with cruise business practice, passenger capacity is calculated based on the assumption of two passengers per cabin even though some cabins can accommodate three or more passengers.
(b)	Represents the primary regions or countries where guests are sourced.

Summary of Significant Accounting Policies	12 Months Ended
Nov. 30, 2012
Summary of Significant Accounting Policies

NOTE 2 – Summary of Significant Accounting Policies

Basis of Presentation

We consolidate entities over which we have control, as typically evidenced by a voting control of greater than 50% or for which we are the primary beneficiary, whereby we have the power to direct the most significant activities and the obligation to absorb significant losses or receive significant benefits from the entity (see Note 3). We do not separately present our noncontrolling interests in the consolidated financial statements since the amounts are insignificant. For affiliates we do not control but where significant influence over financial and operating policies exists, as typically evidenced by a voting control of 20% to 50%, the investment is accounted for using the equity method.

Preparation of Financial Statements

The preparation of our consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported and disclosed in our financial statements. Actual results may differ from the estimates used in preparing our consolidated financial statements. All significant intercompany balances and transactions are eliminated in consolidation.

Cash and Cash Equivalents

Cash and cash equivalents include investments with maturities of three months or less at acquisition, which are stated at cost. At November 30, 2012 and 2011, cash and cash equivalents are comprised of cash on hand, money market funds and time deposits.

Inventories

Inventories consist principally of food and beverage provisions, hotel and restaurant products and supplies, fuel and gift shop and art merchandise held for resale, which are all carried at the lower of cost or market. Cost is determined using the weighted-average or first-in, first-out methods.

Property and Equipment

Property and equipment are stated at cost. Depreciation and amortization were computed using the straight-line method over our estimates of average useful lives and residual values, as a percentage of original cost, as follows:

	Years	Residual Values

Ships	30	15%
Ship improvements	Shorter of remaining ship life or useful life (3-28)	0% or 15%
Buildings and improvements	5-40	0-10%
Computer hardware and software	3-10	0-10%
Transportation equipment and other	2-20	0-10%
Leasehold improvements, including port facilities	Shorter of lease term or related asset life (3-30)	-

The cruise business is very capital intensive. Each year, a capital program is developed for the improvement of our ships, as well as asset replacements to enhance efficiency of operations, gain strategic benefits or provide newer improved product offerings to our guests. Ship improvement costs that we believe add value to our ships, such as those incurred for refurbishments, safety and operational efficiencies, are capitalized to the ships and depreciated over their or the ships’ estimated remaining useful life, whichever is shorter, while costs of repairs and maintenance, including minor improvement costs, are charged to expense as incurred. We capitalize interest as part of the cost of acquiring ships and other capital projects during their construction period. The specifically identified or estimated cost and accumulated depreciation of previously capitalized ship components are written-off upon retirement, which may result in a loss on disposal that is included in other ship operating expenses.

Dry-dock costs primarily represent planned major maintenance activities that are incurred when a ship is taken out-of-service for scheduled maintenance. These costs are expensed as incurred and included in other ship operating expenses.

We review our long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amounts of these assets may not be fully recoverable. Upon the occurrence of a triggering event, the assessment of possible impairment is based on our ability to recover the carrying value of our asset, which is determined by using the asset’s estimated undiscounted future cash flows. If these estimated undiscounted future cash flows are less than the carrying value of the asset, an impairment charge is recognized for the excess, if any, of the asset’s carrying value over its estimated fair value. As it relates to our ships, the lowest level for which we maintain identifiable cash flows that are independent of the cash flows of other assets and liabilities is at the individual ship level.

Intangibles

Goodwill represents the excess of the purchase price over the fair value of identifiable net assets acquired in business acquisitions. We review our goodwill for impairment at least annually and, when events or circumstances dictate, more frequently. All of our goodwill has been allocated to our reporting units, also referred to as “cruise brands.”

In 2012, we adopted new authoritative accounting guidance that allows us to first assess qualitative factors to determine whether it is necessary to perform the more detailed two-step quantitative goodwill impairment test. We would perform the quantitative test if our qualitative assessment determined it is more-likely-than-not that a cruise brand’s fair value is less than its carrying amount. We may also elect to bypass the qualitative assessment and proceed directly to the quantitative test for any cruise brand. When performing the quantitative test, if the fair value of the cruise brand exceeds its carrying value, no further analysis or write-down of goodwill is required. However, if the fair value of the cruise brand is less than the carrying value of its net assets, the estimated fair value of the cruise brand is assigned to all its underlying assets and liabilities, including both recognized and unrecognized tangible and intangible assets, based on their fair values. If necessary, goodwill is then written down to its implied fair value.

Trademarks represent substantially all of our other intangibles. For certain acquisitions, we have allocated a portion of the purchase prices to the acquiree’s identified trademarks. Trademarks are estimated to have an indefinite useful life and, therefore, are not amortizable, but are reviewed for impairment at least annually and, when events or circumstances dictate, more frequently.

In 2012, we also adopted new authoritative accounting guidance that allows us to first assess qualitative factors to determine whether it is necessary to perform a more detailed quantitative trademark impairment test. We would perform the quantitative test if our qualitative assessment determined it was more-likely-than-not that the trademarks are impaired. We may also elect to bypass the qualitative assessment and proceed directly to the quantitative test. Our trademarks would be considered impaired if their carrying value exceeds their estimated fair value. The costs of developing and maintaining our trademarks are expensed as incurred.

A significant amount of judgment is required in estimating the fair values of our cruise brands and trademarks.

Revenue and Expense Recognition

Guest cruise deposits represent unearned revenues and are initially recorded as customer deposit liabilities when received. Customer deposits are subsequently recognized as cruise revenues, together with revenues from onboard and other activities, and all associated direct costs and expenses of a voyage are recognized as cruise costs and expenses, upon completion of voyages with durations of ten nights or less and on a pro rata basis for voyages in excess of ten nights. The impact of recognizing these shorter duration cruise revenues and costs and expenses on a completed voyage basis versus on a pro rata basis is not material. Future travel discount vouchers issued to guests are recorded as a reduction of cruise passenger ticket revenues when such vouchers are utilized. Cancellation fees are recognized in cruise passenger ticket revenues at the time of the cancellation.

Our sale to guests of air and other transportation to and from airports near the home ports of our ships and the related cost of purchasing these services are recorded in cruise passenger ticket revenues and cruise transportation costs, respectively. The proceeds that we collect from the sale of third party shore excursions and on behalf of onboard concessionaires, net of the amounts remitted to them, are recorded as concession revenues in onboard and other cruise revenues. All these amounts are recognized on a completed voyage or pro rata basis as discussed above.

Cruise passenger ticket revenues include fees and taxes levied by governmental authorities and collected by us from our guests. A portion of these fees and taxes vary with guest head counts and are directly imposed on a revenue-producing arrangement. This portion of the fees and taxes is expensed in commissions, transportation and other costs when the corresponding revenues are recognized. These fees and taxes included in passenger ticket revenues and commissions, transportation and other costs were $477 million, $405 million and $346 million in 2012, 2011 and 2010, respectively. The remaining portion of governmental fees and taxes are also included in passenger ticket revenues but are expensed in other ship operating expenses when the corresponding revenues are recognized.

Revenues and expenses from our hotel and transportation operations, which are included in our Tour and Other segment, are recognized at the time the services are performed or expenses are incurred. Revenues from the leasing of two of our ships to an unaffiliated entity, which are also included in our Tour and Other segment, are recognized ratably over the term of the charter agreement using the straight-line method.

Insurance

We maintain insurance to cover a number of risks including, among others, illness and injury to crew, guest injuries, pollution, damages to hull and machinery for each of our ships, war risks, workers’ compensation, employee health, directors and officers liability, property damages and general liabilities for third party claims. All of our insurance policies are subject to coverage limits, exclusions and deductible levels. The liabilities associated with crew illnesses and crew and guest injury claims, including all legal costs, are estimated based on the specific merits of the individual claims or actuarially estimated based on historical claims experience, loss development factors and other assumptions. While we believe our estimated accrued claims reserves are adequate, the ultimate losses may differ.

Selling and Administrative Expenses

Selling expenses include a broad range of advertising, such as marketing and promotional expenses. Advertising is charged to expense as incurred, except for media production costs. Media production costs are recorded as prepaid expenses and charged to expense upon the first airing of the advertisement. Advertising expenses totaled $527 million in both 2012 and 2011 and $507 million in 2010. Administrative expenses represent the costs of our shoreside ship support, reservations and other administrative functions, and include, among others, salaries and related benefits, professional fees and occupancy costs, which are typically expensed as incurred.

Foreign Currency Translations and Transactions

Each business determines its functional currency by reference to its primary economic environment. We translate the assets and liabilities of our foreign operations that have functional currencies other than the U.S. dollar at exchange rates in effect at the balance sheet date.

Revenues and expenses of these foreign operations are translated at weighted-average exchange rates for the period. Their equity is translated at historical rates and the resulting foreign currency translation adjustments are included as a component of accumulated other comprehensive income (“AOCI”), which is a separate component of shareholders’ equity. Therefore, the U.S. dollar value of these non-equity translated items in our consolidated financial statements will fluctuate from period to period, depending on the changing value of the U.S. dollar versus these currencies.

Our underlying businesses execute transactions in a number of different currencies, principally the U.S. dollar, euro, sterling and Australian and Canadian dollars. Exchange gains and losses arising from the remeasurement of monetary assets and liabilities and foreign currency transactions denominated in a currency other than the functional currency of the entity involved are immediately included in nonoperating earnings, unless such monetary liabilities have been designated to act as hedges of net investments in our foreign operations. These net gains or losses included in nonoperating earnings were insignificant in 2012, 2011 and 2010. In addition, the unrealized gains or losses on our long-term intercompany receivables denominated in a non-functional currency, which are not expected to be repaid in the foreseeable future and are therefore considered to form part of our net investments, are recorded as foreign currency translation adjustments, which are included as a component of AOCI.

Earnings Per Share

Basic earnings per share is computed by dividing net income by the weighted-average number of shares outstanding during each period. Diluted earnings per share is computed by dividing adjusted net income by the weighted-average number of shares, common stock equivalents and other potentially dilutive securities outstanding during each period. For earnings per share purposes, Carnival Corporation common stock and Carnival plc ordinary shares are considered a single class of shares since they have equivalent rights (see Note 3). All shares that were issuable under our previously outstanding convertible notes that had contingent share conversion features were considered outstanding for our 2010 diluted earnings per share computations, if dilutive, using the “if converted” method of accounting from the date of issuance.

Share-Based Compensation

We recognize compensation expense for all share-based compensation awards using the fair value method. Share-based compensation cost is recognized ratably using the straight-line attribution method over the expected vesting period or to the retirement eligibility date, if less than the vesting period, when vesting is not contingent upon any future performance. For performance-based share awards, we recognize compensation cost over the vesting period based on the probability of the performance condition being achieved over the vesting period. If the performance condition is not met, compensation expense will not be recognized and any previously recognized compensation expense will be reversed. In addition, we estimate the amount of expected forfeitures, based on historical forfeiture experience, when calculating compensation cost. If the actual forfeitures that occur are significantly different from the estimate, then we revise our estimates.

Other Recently Adopted Accounting Pronouncement

In June 2011, authoritative guidance was issued on the presentation of comprehensive income. The guidance allows an entity to present components of net income and other comprehensive income in one continuous statement or in two separate but consecutive statements. The guidance eliminates the option to report other comprehensive income and its components in the consolidated statements of shareholders’ equity and requires retrospective application. We have elected to early adopt and, accordingly, have included Consolidated Statements of Comprehensive Income in these financial statements.

DLC Arrangement	12 Months Ended
Nov. 30, 2012
DLC Arrangement

NOTE 3 – DLC Arrangement

In 2003, Carnival Corporation and Carnival plc completed a DLC transaction, which implemented Carnival Corporation & plc’s DLC arrangement. The contracts governing the DLC arrangement provide that Carnival Corporation and Carnival plc each continue to have separate boards of directors, but the boards and senior executive management of both companies are identical. The constitutional documents of each of the companies also provide that, on most matters, the holders of the common equity of both companies effectively vote as a single body. On specified matters where the interests of Carnival Corporation’s shareholders may differ from the interests of Carnival plc’s shareholders (a “class rights action” such as transactions primarily designed to amend or unwind the DLC arrangement), each shareholder body will vote separately as a class. Generally, no class rights action will be implemented unless approved by both shareholder bodies.

Upon the closing of the DLC transaction, Carnival Corporation and Carnival plc also executed the Equalization and Governance Agreement, which provides for the equalization of dividends and liquidation distributions based on an equalization ratio and contains provisions relating to the governance of the DLC arrangement. Because the equalization ratio is 1 to 1, one Carnival plc ordinary share is entitled to the same distributions, subject to the terms of the Equalization and Governance Agreement, as one share of Carnival Corporation common stock. In a liquidation of either company or both companies, if the hypothetical potential per share liquidation distributions to each company’s shareholders are not equivalent, taking into account the relative value of the two companies’ assets and the indebtedness of each company, to the extent that one company has greater net assets so that any liquidation distribution to its shareholders would not be equivalent on a per share basis, the company with the ability to make a higher net distribution is required to make a payment to the other company to equalize the possible net distribution to shareholders, subject to certain exceptions.

At the closing of the DLC transaction, Carnival Corporation and Carnival plc also executed deeds of guarantee. Under the terms of Carnival Corporation’s deed of guarantee, Carnival Corporation has agreed to guarantee all indebtedness and certain other monetary obligations of Carnival plc that are incurred under agreements entered into on or after the closing date of the DLC transaction. The terms of Carnival plc’s deed of guarantee mirror those of Carnival Corporation’s. In addition, Carnival Corporation and Carnival plc have each extended their respective deeds of guarantee to the other’s pre-DLC indebtedness and certain other monetary obligations, or alternatively have provided standalone guarantees in lieu of utilization of these deeds of guarantee, thus effectively cross guaranteeing all Carnival Corporation and Carnival plc indebtedness and certain other monetary obligations. Each deed of guarantee provides that the creditors to whom the obligations are owed are intended third party beneficiaries of such deed of guarantee.

The deeds of guarantee are governed and construed in accordance with the laws of the Isle of Man. Subject to the terms of the deeds of guarantee, the holders of indebtedness and other obligations that are subject to the deeds of guarantee will have recourse to both Carnival plc and Carnival Corporation, though a Carnival plc creditor must first make written demand on Carnival plc and a Carnival Corporation creditor on Carnival Corporation. Once the written demand is made by letter or other form of notice, the holders of indebtedness or other obligations may immediately commence an action against the relevant guarantor. Accordingly, there is no requirement under the deeds of guarantee to obtain a judgment, take other enforcement actions or wait any period of time prior to taking steps against the relevant guarantor. All actions or proceedings arising out of or in connection with the deeds of guarantee must be exclusively brought in courts in England.

Under the terms of the DLC transaction documents, Carnival Corporation and Carnival plc are permitted to transfer assets between the companies, make loans to or investments in each other and otherwise enter into intercompany transactions. The companies have entered into some of these types of transactions and may enter into additional transactions in the future to take advantage of the flexibility provided by the DLC arrangement, and to operate both companies as a single unified economic enterprise in the most effective manner. In addition, under the terms of the Equalization and Governance Agreement and the deeds of guarantee, the cash flows and assets of one company are required to be used to pay the obligations of the other company, if necessary.

Given our DLC arrangement, we believe that providing separate financial statements for each of Carnival Corporation and Carnival plc would not present a true and fair view of the economic realities of their operations. Accordingly, separate financial statements for both Carnival Corporation and Carnival plc have not been presented.

Property and Equipment	12 Months Ended
Nov. 30, 2012
Property and Equipment

NOTE 4 – Property and Equipment

Property and equipment consisted of the following (in millions):

	November 30,
	2012		2011

Ships, including ship improvements	$40,774		$39,764
Ships under construction	380		526

	41,154		40,290
Land, buildings and improvements, including leasehold improvements and port facilities	901		898
Computer hardware and software, transportation equipment and other	1,146		1,016

Total property and equipment	43,201		42,204
Less accumulated depreciation and amortization	(11,064)		(10,150)

	$32,137	(a)	$32,054	(a)

(a)	At November 30, 2012 and 2011, the net carrying values of ships and ships under construction for our North America, EAA, Cruise Support and Tour and Other segments were $18.0 billion, $12.8 billion, $0.2 billion and $0.1 billion and $17.9 billion, $12.8 billion, $0.2 billion and $0.1 billion, respectively.

Ships under construction include progress payments for the construction of new ships, as well as design and engineering fees, capitalized interest, construction oversight costs and various owner supplied items. Capitalized interest, substantially all on our ships under construction, amounted to $17 million, $21 million and $26 million in 2012, 2011 and 2010, respectively.

Repairs and maintenance expenses, including minor improvement costs and dry-dock expenses, were $832 million, $830 million and $797 million in 2012, 2011 and 2010, respectively, and are substantially all included in other ship operating expenses.

In February 2012, Costa Allegra suffered fire damage and, accordingly, we decided to withdraw this ship from operations resulting in a $34 million impairment charge, which is included in other ship operating expenses. In addition, during 2012 we incurred $17 million for Costa Allegra incident-related expenses, which are substantially all included in other ship operating expenses. In October 2012, we sold Costa Allegra.

See Note 7 for a discussion of the January 2012 Costa Concordia (“the ship”) incident.

During 2011, we reviewed certain of our ships for impairment since there were indicators of impairment. As a result of these reviews, in August 2011 we included $28 million of estimated impairment charges in other ship operating expenses as a result of the possible sales of Costa Marina, which was sold in November 2011, and Pacific Sun, which was sold in December 2011. We operated Pacific Sun under a bareboat charter agreement until July 2012.

In 2010, we recognized a $44 million gain on the sale of P&O Cruises (UK)’s Artemis as a reduction of other ship operating expenses. We operated Artemis under a bareboat charter agreement until April 2011.

Debt	12 Months Ended
Nov. 30, 2012
Debt

NOTE 5 – Debt

Unsecured long-term debt and short-term borrowings consisted of the following (in millions):

	November 30,
	2012(a)	2011(a)
Long-Term Debt
Export Credit Facilities
Fixed rate, bearing interest at 4.2% to 5.5%, due through 2020 (b)	$2,009	$2,340
Euro fixed rate, bearing interest at 3.8% to 4.5%, due through 2025 (b)	423	470
Floating rate, bearing interest at LIBOR plus 1.3% to 1.6% (1.9% to 2.0%), due through 2024 (c)	1,303	872
Euro floating rate, bearing interest at EURIBOR plus 0.2% to 1.0% (0.4% to 2.0%), due through 2026 (b)(d)	1,516	1,314
Bank Loans
Fixed rate, bearing interest at 3.5% to 4.4%, due through 2015 (b)(e)(f)	650	850
Euro fixed rate, bearing interest at 3.9%, due in 2021 (b)	296	350
Floating rate, bearing interest at LIBOR plus 0.7% to 1.0% (1.0% to 1.3%), due through 2016 (b)(f)	700	500
Euro floating rate, bearing interest at EURIBOR plus 0.6% (0.8%), due in 2014 (b)	132	135
Private Placement Notes
Fixed rate, bearing interest at 5.9% to 6.0%, due through 2016	116	121
Euro fixed rate, bearing interest at 6.9% to 7.3%, due through 2018 (b)	185	247
Publicly-Traded Notes
Fixed rate, bearing interest at 6.7% to 7.2%, due through 2028	517	528
Euro fixed rate, bearing interest at 4.3%, due in 2013	971	997
Sterling fixed rate, bearing interest at 5.6%, repaid at maturity in 2012	-	314
Other	28	34
Short-Term Borrowings
Commercial paper, with aggregate weighted-average interest rate of 0.3%	-	162
Euro bank loans, with aggregate weighted-average interest rate of 1.7%	56	119

Total Debt	8,902	9,353
Less short-term borrowings	(56)	(281)
Less current portion of long-term debt	(1,678)	(1,019)

Total Long-term Debt	$7,168	$8,053

(a)	All interest rates are as of the latest balance sheet date for which there is an outstanding debt balance. The debt table does not include the impact of our foreign currency and interest rate swaps. At November 30, 2012, 58% and 42% of our debt was U.S. dollar and euro-denominated, respectively, and at November 30, 2011, 56%, 41% and 3% of our debt was U.S. dollar, euro and sterling-denominated, respectively, including the effect of foreign currency swaps. Substantially all of our fixed rate debt can only be called or prepaid by incurring significant costs. In addition, substantially all of our debt agreements, including our main revolving credit facility, contain one or more financial covenants that require us, among other things, to maintain minimum debt service coverage and minimum shareholders’ equity and to limit our debt to capital and debt to equity ratios and the amounts of our secured assets and secured and other indebtedness. Generally, if an event of default under any debt agreement occurs, then pursuant to cross default acceleration clauses, substantially all of our outstanding debt and derivative contract payables (see Note 11) could become due, and all debt and derivative contracts could be terminated. At November 30, 2012, we believe we were in compliance with all of our debt covenants.
(b)	Includes $3.8 billion of debt whose interest rates, and in the case of our main revolver its commitment fees, would increase upon certain downgrades in the long-term senior unsecured credit ratings of Carnival Corporation or Carnival plc.
(c)	In 2012, we borrowed $560 million under an unsecured export credit facility, the proceeds of which were used to pay for a portion of Carnival Breeze’s purchase price and is due in semi-annual installments through May 2024.
(d)	In 2012, we borrowed $383 million under an unsecured euro-denominated export credit facility, the proceeds of which were used to pay for a portion of AIDAmar’s purchase price and is due in semi-annual installments through May 2024.
(e)	Includes a $150 million bank loan that currently carries a fixed interest rate. However, the loan can be converted to a floating interest rate at the option of the lenders.
(f)	In 2012, we borrowed $200 million under a bank loan, which is due in 2014. This bank loan was used to repay an existing $200 million unsecured fixed rate bank loan at maturity in 2012.

At November 30, 2012, the scheduled annual maturities of our debt were as follows (in millions):

	Fiscal
	2013	2014	2015	2016	2017	Thereafter	Total

Short-term borrowings	$56						$56
Long-term debt	1,678	$1,615	$1,269	$848	$593	$2,843	8,846

	$1,734	$1,615	$1,269	$848	$593	$2,843	$8,902

In December 2012, we issued $500 million of unsecured publicly-traded notes, which bear interest at 1.9% and are due in 2017. We are using the net proceeds of these notes for general corporate purposes, including repayments of portions of debt facilities maturing in 2013.

Debt issuance costs are generally amortized to interest expense using the straight-line method, which approximates the effective interest method, over the term of the debt. In addition, all debt issue discounts are amortized to interest expense using the effective interest rate method over the term of the notes.

Committed Ship Financings

We have unsecured long-term export credit committed ship financings, for which we have the option to draw in euros and/or U.S. dollars depending on the facility, in order to pay for a portion of our ships’ purchase prices. These commitments, if drawn, are repayable semi-annually over 12 years. We have the option to cancel each one at specified dates prior to the underlying ship’s delivery date.

At January 22, 2013, our committed ship financings are as follows:

Cruise Brands and Ships	Fiscal Year Scheduled for Funding	Amount
		(in millions)
North America
Princess
Royal Princess	2013	$523
Regal Princess	2014	523

North America Cruise Brand		1,046

EAA
AIDA
AIDAstella	2013	310
Newbuild	2015	440
Newbuild	2016	440
P&O Cruises (UK)
Newbuild	2015	539

Costa
Costa Diadema	2014	508

EAA Cruise Brands		2,237

		$3,283

Revolving Credit Facilities

Carnival Corporation, Carnival plc and certain of Carnival plc’s subsidiaries are party to a five-year multi-currency revolving credit facility for $2.4 billion (comprised of $1.6 billion, €450 million and £150 million) (the “Facility”), which expires in May 2016. The Facility currently bears interest at LIBOR/EURIBOR plus a margin of 65 basis points (“bps”). The margin varies based on changes to Carnival Corporation’s and Carnival plc’s long-term senior unsecured credit ratings. We are required to pay a commitment fee of 35% of the margin per annum on any undrawn portion. If more than one-third or if more than two-thirds of the Facility is drawn, we will incur an additional 15 bps or 30 bps utilization fee, respectively, on the total amount outstanding.

At November 30, 2012, we also had one other undrawn revolving credit facility for $78 million, which expires in 2015. At November 30, 2012, $2.5 billion was available under all of our revolving credit facilities.

Commitments	12 Months Ended
Nov. 30, 2012
Commitments

NOTE 6 – Commitments

Ship Commitments

At November 30, 2012, we had nine ships under contract for construction with an aggregate passenger capacity of over 29,800. The estimated total cost of these ships is $5.9 billion, which includes the contract prices with the shipyards, design and engineering fees, capitalized interest, construction oversight costs and various owner supplied items. We have paid $0.4 billion through November 30, 2012 and anticipate paying $1.1 billion, $1.6 billion, $1.7 billion and $1.1 billion of the remaining estimated total costs in 2013, 2014, 2015 and 2016, respectively.

Operating Leases, Port Facilities and Other Commitments

Rent expense under our operating leases, primarily for office and warehouse space, was $57 million, $59 million and $61 million in 2012, 2011 and 2010, respectively.

At November 30, 2012, minimum amounts payable for our operating leases, with initial or remaining terms in excess of one year, and for the annual usage of port facilities and other contractual commitments with remaining terms in excess of one year, were as follows (in millions):

	Fiscal
	2013	2014	2015	2016	2017	Thereafter	Total

Operating leases	$43	$41	$38	$34	$25	$179	$360
Port facilities and other	135	127	121	113	105	678	1,279

	$178	$168	$159	$147	$130	$857	$1,639

Costa Concordia	12 Months Ended
Nov. 30, 2012
Costa Concordia

NOTE 7 – Costa Concordia

During 2012, we wrote-off the net carrying value of the ship in the amount of €381 million (or $515 million) and received €395 million (or $508 million) of hull and machinery insurance proceeds for the total loss of the ship. As a result, in 2012 we recognized €14 million (or $17 million) of proceeds in excess of the net carrying value of the ship as a reduction of other ship operating expenses. In addition, during 2012 we incurred $28 million for ship incident-related expenses that were not covered by insurance, including a $10 million insurance deductible related to third party personal injury liabilities. These ship incident-related expenses are principally included in other ship operating expenses.

As a result of the ship incident, litigation claims, enforcement actions, regulatory actions and investigations, including, but not limited to, those arising from personal injury, loss of life, loss of or damage to personal property, business interruption losses or environmental damage to any affected coastal waters and the surrounding areas, have been and may be asserted or brought against various parties, including us. The existing assertions are in their initial stages and there are significant jurisdictional uncertainties. The ultimate outcome of these matters cannot be determined at this time. However, we do not expect these matters to have a significant impact on our results of operations because we have insurance coverage for these types of third-party claims.

Since the ship incident, we have separately presented short-term insurance recoverables and short-term claims reserve in our Consolidated Balance Sheets. At November 30, 2012, substantially all of our aggregated short-term and long-term insurance recoverables relate to crew, guest and other third party claims for the ship incident. At November 30, 2012, primarily all of our aggregated short-term and long-term claims reserves also relate to the ship incident. At November 30, 2012 and 2011, our long-term insurance recoverables and long-term claims reserve are included in other assets and other long-term liabilities, respectively, and are not material.

Contingencies	12 Months Ended
Nov. 30, 2012
Contingencies

NOTE 8 – Contingencies

Litigation

In the normal course of our business, various claims and lawsuits have been filed or are pending against us. Most of these claims and lawsuits are covered by insurance and, accordingly, the maximum amount of our liability, net of any insurance recoverables, is typically limited to our self-insurance retention levels. Management believes the ultimate outcome of these claims and lawsuits will not have a material adverse impact on our consolidated financial statements. See Note 7 for a discussion of loss contingencies related to the ship incident.

Contingent Obligations – Lease Out and Lease Back Type (“LILO”) Transactions

At November 30, 2012, Carnival Corporation had estimated contingent obligations totaling $429 million, excluding termination payments as discussed below, to participants in LILO transactions for two of its ships. At the inception of these leases, the aggregate of the net present value of these obligations was paid by Carnival Corporation to a group of major financial institutions, who agreed to act as payment undertakers and directly pay these obligations. As a result, these contingent obligations are considered extinguished and neither the funds nor the contingent obligations have been included in our Consolidated Balance Sheets.

In the event that Carnival Corporation were to default on its contingent obligations and assuming performance by all other participants, we estimate that we would, as of November 30, 2012, be responsible for a termination payment of $40 million. In 2017, we have the right to exercise options that would terminate these LILO transactions at no cost to us.

In certain cases, if the credit ratings of the financial institutions who are directly paying the contingent obligations fall below AA-, then Carnival Corporation will be required to replace these financial institutions with other financial institutions whose credit ratings are at least AA or meet other specified credit requirements. In such circumstances, we would incur additional costs, although we estimate that they would not be material to our consolidated financial statements. For the two financial institution payment undertakers subject to this AA- credit rating threshold, one has a credit rating of AA and the other has a credit rating of AA-. If Carnival Corporation’s credit rating, which is BBB+, falls below BBB, it will be required to provide a standby letter of credit for $43 million, or, alternatively, provide mortgages for this aggregate amount on these two ships.

Contingent Obligations – Indemnifications

Some of the debt contracts that we enter into include indemnification provisions that obligate us to make payments to the counterparty if certain events occur. These contingencies generally relate to changes in taxes and changes in laws that increase lender capital costs and other similar costs. The indemnification clauses are often standard contractual terms and were entered into in the normal course of business. There are no stated or notional amounts included in the indemnification clauses, and we are not able to estimate the maximum potential amount of future payments, if any, under these indemnification clauses. We have not been required to make any material payments under such indemnification clauses in the past and, under current circumstances, we do not believe a request for material future indemnification payments is probable.

Income and Other Taxes	12 Months Ended
Nov. 30, 2012
Income and Other Taxes

NOTE 9 – Income and Other Taxes

A summary of our principal taxes and exemptions in the jurisdictions where our primary businesses are located is as follows:

U.S. Income Tax

We are primarily foreign corporations engaged in the business of operating cruise ships in international transportation. We also own and operate, among other businesses, the U.S. hotel and transportation business of Holland America Princess Alaska Tours through U.S. corporations.

Our North American cruise ship businesses and certain ship-owning subsidiaries are engaged in a trade or business within the U.S. Depending on the itinerary of any particular ship, that ship may generate income from sources within the U.S. We believe that our U.S. source income and the income of our ship-owning subsidiaries, to the extent derived from, or incidental to, the international operation of a ship or ships, is currently exempt from U.S. federal income and branch profits tax.

In general, under Section 883 of the Internal Revenue Code, certain non-U.S. corporations (such as our North American cruise ship businesses) are not subject to U.S. federal income tax or branch profits tax on U.S. source income derived from, or incidental to, the international operation of a ship or ships. Applicable U.S. Treasury regulations provide in general that a foreign corporation will qualify for the benefits of Section 883 if, in relevant part, (i) the foreign country in which the foreign corporation is organized grants an equivalent exemption to corporations organized in the U.S. (an “equivalent exemption jurisdiction”) and (ii) the foreign corporation meets a defined publicly-traded test. Subsidiaries of foreign corporations that are organized in an equivalent exemption jurisdiction and meet the publicly-traded test also benefit from Section 883. We believe that Panama is an equivalent exemption jurisdiction and Carnival Corporation currently qualifies as a publicly-traded corporation under the regulations. Accordingly, substantially all of Carnival Corporation’s income is exempt from U.S. federal income and branch profits tax.

Regulations under Section 883 list items that the Internal Revenue Service does not consider to be incidental to ship operations. Among the items identified as not incidental is income from the sale of air transportation, transfers, shore excursions and pre- and post-cruise land packages to the extent earned from sources within the U.S.

We believe that the U.S. source transportation income earned by Carnival plc and its Italian resident subsidiary currently qualifies for exemption from U.S. federal income tax under applicable bilateral U.S. income tax treaties.

Our domestic U.S. operations, principally the hotel and transportation business of Holland America Princess Alaska Tours, are subject to state and federal income taxation in the U.S.

Carnival Corporation and Carnival plc and certain of their subsidiaries are subject to various U.S. state income taxes generally imposed on each state’s portion of the U.S. source income subject to U.S. federal income taxes. However, the state of Alaska imposes an income tax on its allocated portion of the total income of our companies doing business in Alaska and certain of their subsidiaries.

UK and Australian Income Tax

Cunard, P&O Cruises (UK) and P&O Cruises (Australia) are divisions of Carnival plc and have elected to enter the UK tonnage tax regime through 2021. Companies to which the tonnage tax regime applies pay corporation taxes on profits calculated by reference to the net tonnage of qualifying ships. UK corporation tax is not chargeable under the normal UK tax rules on these brands’ relevant shipping income. Relevant shipping income includes income from the operation of qualifying ships and from shipping related activities.

For a company to be eligible for the regime, it must be subject to UK corporation tax and, among other matters, operate qualifying ships that are strategically and commercially managed in the UK. Companies within UK tonnage tax are also subject to a seafarer training requirement.

Our UK non-shipping activities that do not qualify under the UK tonnage tax regime remain subject to normal UK corporation tax. Dividends received from subsidiaries of Carnival plc doing business outside the UK are generally exempt from UK corporation tax.

P&O Cruises (Australia) and all of the other cruise ships operated internationally by Carnival plc for the Australian market are exempt from Australian corporation tax by virtue of the UK/Australian income tax treaty.

Italian Income Tax

Costa, AIDA and Ibero have elected to enter the Italian tonnage tax regime through 2014 and intend to reapply for an additional ten-year period beginning 2015. Companies to which the tonnage tax regime applies pay corporation taxes on shipping profits calculated by reference to the net tonnage of qualifying ships.

Most of Costa’s and AIDA’s earnings not considered to be shipping profits for Italian tonnage tax purposes will be taxed at an effective tax rate of approximately 6% under the Italian tax regime since all of their ships are Italian registered.

In 2010, AIDA and Costa recognized a $30 million income tax benefit from an Italian investment incentive related to certain of their newbuild expenditures.

Portuguese, Spanish and German Income Tax

All of Ibero’s ships are registered in Portugal. Provided certain local employment requirements are satisfied, most of Ibero’s income that is not considered to be shipping profits for Italian tonnage tax purposes is subject to Portuguese income tax at effective rates of 5% or less through 2020. After 2020, such income will be subject to the normal Portuguese tax rate.

Ibero’s Spanish operations are minimal and, therefore, its Spanish income taxes are minimal.

Substantially all of AIDA’s earnings are exempt from German corporation tax by virtue of the Italy/Germany income tax treaty.

Brazilian and Chinese Income and Other Taxes

From November through March, Costa and Ibero charter certain of their ships for operation in Brazil to Brazilian subsidiaries. The subsidiaries’ earnings are subject to Brazilian resident income tax, and we believe that payments these subsidiaries make to Costa and Ibero are exempt from Brazilian income tax under Brazilian domestic law and the Italy/Brazil income tax treaty.

Substantially all of Costa’s income from its operations in China is exempt from Chinese corporation tax by virtue of the Italy/China Maritime tax treaty.

Other

We recognize income tax benefits for uncertain tax positions, based solely on their technical merits, when it is more likely than not to be sustained upon examination by the relevant tax authority. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than 50% likely of being realized upon ultimate resolution. All interest expense related to income tax liabilities is included in income tax expense. Based on all known facts and circumstances and current tax law, we believe that the total amount of our uncertain income tax position liabilities and related accrued interest are not material to our financial position.

We do not expect to incur income taxes on future distributions of undistributed earnings of foreign subsidiaries and, accordingly, no deferred income taxes have been provided for the distribution of these earnings. In addition to or in place of income taxes, virtually all jurisdictions where our ships call impose taxes and/or fees based on guest counts, ship tonnage, passenger capacity or some other measure, and these taxes and fees are included in commissions, transportation and other costs and other ship operating expenses.

Shareholders' Equity	12 Months Ended
Nov. 30, 2012
Shareholders' Equity

NOTE 10 – Shareholders’ Equity

Carnival Corporation’s Articles of Incorporation authorize its Board of Directors, at its discretion, to issue up to 40 million shares of preferred stock. At November 30, 2012 and 2011, no Carnival Corporation preferred stock had been issued and only a nominal amount of Carnival plc preference shares had been issued. In September 2007, our Boards of Directors authorized the repurchase of up to an aggregate of $1 billion of Carnival Corporation common stock and Carnival plc ordinary shares subject to certain restrictions (the “Repurchase Program”). The Repurchase Program does not have an expiration date and may be discontinued by our Boards of Directors at any time.

During 2012 and 2011, we repurchased 2.6 million and 13.5 million shares of Carnival Corporation common stock for $90 million and $413 million, respectively, under the Repurchase Program. During 2010, there were no repurchases of Carnival Corporation common stock under the Repurchase Program. In addition, during 2011, Carnival Investments Limited, a subsidiary of Carnival Corporation, also repurchased 1.3 million ordinary shares of Carnival plc for $41 million under the Repurchase Program. During 2012 and 2010, there were no repurchases of Carnival plc ordinary shares under the Repurchase Program. At November 30, 2012, the remaining availability under the Repurchase Program was $244 million. There were 2.1 million shares of Carnival Corporation common stock repurchased for $78 million under the Repurchase Program from December 1, 2012 through January 16, 2013. On January 16, 2013, the Boards of Directors increased the remaining authorization available under the Repurchase Program back to $1 billion, which was fully available at January 22, 2013.

In addition to the Repurchase Program, the Boards of Directors have authorized the repurchase of up to 19.2 million Carnival plc ordinary shares and up to 32.8 million shares of Carnival Corporation common stock under the Stock Swap programs described below. Depending on market conditions and other factors, we may purchase shares of Carnival Corporation common stock and/or Carnival plc ordinary shares under the Repurchase Program and the Stock Swap programs concurrently. We use the Stock Swap programs in situations where we can obtain an economic benefit because either Carnival Corporation common stock or Carnival plc ordinary shares are trading at a price that is at a premium or discount to the price of Carnival plc ordinary shares or Carnival Corporation common stock, as the case may be. This economic benefit is used for general corporate purposes, which could include repurchasing additional stock under the Repurchase Program. Carnival plc ordinary share repurchases under both the Repurchase Program and the Stock Swap authorizations require annual shareholder approval. At January 22, 2013, the remaining availability under the Stock Swap programs repurchase authorizations were 18.1 million Carnival plc ordinary shares and 32.8 million Carnival Corporation common stock.

During 2012 and 2011, no Carnival Corporation common stock or Carnival plc ordinary shares were sold or repurchased under the Stock Swap programs. In 2010, we sold 14.8 million shares of Carnival plc ordinary shares held as treasury stock for $545 million of net proceeds. In 2010, substantially all of these net proceeds were used to fund the repurchase of 14.8 million shares of Carnival Corporation common stock. We sold Carnival plc ordinary shares held in treasury, only to the extent we were able to purchase shares of Carnival Corporation in the U.S. on at least an equivalent basis under the Stock Swap program.

At November 30, 2012, there were 25 million shares of Carnival Corporation common stock reserved for issuance under its employee benefit and dividend reinvestment plans. In addition, Carnival plc shareholders have authorized 18.8 million ordinary shares for future issuance under its employee benefit plans.

On November 15, 2012, our Boards of Directors declared a special dividend to holders of Carnival Corporation common stock and Carnival plc ordinary shares of $0.50 per share, or $0.4 billion, which was paid in December 2012. The special dividend was in addition to our $0.25 per share regular 2012 quarterly dividend.

Accumulated other comprehensive loss was as follows (in millions):

	November 30,
	2012	2011

Cumulative foreign currency translation adjustments, net	$(98)	$(123)
Unrecognized pension expenses	(125)	(96)
Unrealized loss on marketable security	(13)	(17)
Net gains on cash flow derivative hedges	29	27

	$(207)	$(209)

Fair Value Measurements, Derivative Instruments and Hedging Activities	12 Months Ended
Nov. 30, 2012
Fair Value Measurements, Derivative Instruments and Hedging Activities

NOTE 11 – Fair Value Measurements, Derivative Instruments and Hedging Activities

Fair Value Measurements

U.S. accounting standards establish a fair value hierarchy that prioritizes the inputs used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to unobservable inputs (Level 3 measurement). This hierarchy requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:

•

Level 1 measurements are based on unadjusted quoted prices in active markets for identical assets or liabilities that we have the ability to access. Valuation of these items does not entail a significant amount of judgment.

•

Level 2 measurements are based on quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active or market data other than quoted prices that are observable for the assets or liabilities.

•	Level 3 measurements are based on unobservable data that are supported by little or no market activity and are significant to the fair value of the assets or liabilities.

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between independent and knowledgeable market participants at the measurement date. Therefore, even when market assumptions are not readily available, our own assumptions are set to reflect those that we believe market participants would use in pricing the asset or liability at the measurement date.

The fair value measurement of a financial asset or financial liability must reflect the nonperformance risk of the counterparty and us. Therefore, the impact of our counterparty’s creditworthiness was considered when in an asset position, and our creditworthiness was considered when in a liability position in the fair value measurement of our financial instruments. Creditworthiness did not have a significant impact on the fair values of our financial instruments at November 30, 2012 and 2011. Both the counterparties and we are expected to continue to perform under the contractual terms of the instruments. Considerable judgment may be required in interpreting market data used to develop the estimates of fair value. Accordingly, certain estimates of fair values presented herein are not necessarily indicative of the amounts that could be realized in a current or future market exchange.

Financial Instruments that are not Measured at Fair Value on a Recurring Basis

The estimated carrying and fair values and basis of valuation of our financial instrument assets and liabilities that are not measured at fair value on a recurring basis were as follows (in millions):

	November 30, 2012			November 30, 2011
	Carrying Value	Fair Value		Carrying Value	Fair Value
		Level 1	Level 2		Level 1	Level 2
Assets
Cash and cash equivalents (a)	$269	$269	$-	$358	$358	$-
Long-term other assets (b)	39	1	36	42	2	39

Total	$308	$270	$36	$400	$360	$39

Liabilities
Fixed rate debt (c)	$5,195	$-	$5,825	$6,251	$-	$6,715
Floating rate debt (c)	3,707	-	3,706	3,102	-	3,057

Total	$8,902	$-	$9,531	$9,353	$-	$9,772

(a)	Cash and cash equivalents are comprised of cash on hand and time deposits and, due to their short maturities, the carrying values approximate their fair values.
(b)	At November 30, 2012 and 2011, substantially all of our long-term other assets were comprised of notes and other receivables. The fair values of notes and other receivables were based on estimated future cash flows discounted at appropriate market interest rates.
(c)	The net difference between the fair value of our fixed rate debt and its carrying value was due to the market interest rates in existence at November 30, 2012 and 2011 being lower than the fixed interest rates on these debt obligations, including the impact of changes in our credit ratings, if any. The net difference between the fair value of our floating rate debt and its carrying value was due to the market interest rates in existence at November 30, 2012 and 2011 being slightly higher than the floating interest rates on these debt obligations, including the impact of changes in our credit ratings, if any. The fair values of our publicly-traded notes were based on their unadjusted quoted market prices in active markets. The fair values of our other debt were estimated based on appropriate market interest rates being applied to this debt.

Financial Instruments that are Measured at Fair Value on a Recurring Basis

The estimated fair value and basis of valuation of our financial instrument assets and liabilities that are measured at fair value on a recurring basis were as follows (in millions):

	November 30, 2012		November 30, 2011
	Level 1	Level 2	Level 1	Level 2
Assets
Cash equivalents (a)	$196	$-	$92	$-
Restricted cash (b)	28	-	11	-
Marketable securities held in rabbi trusts (c)	104	16	98	18
Derivative financial instruments (d)	-	48	-	6

Total	$328	$64	$201	$24

Liabilities
Derivative financial instruments (d)	$-	$43	$-	$12

Total	$-	$43	$-	$12

(a)	Cash equivalents are comprised of money market funds.
(b)	Restricted cash is comprised of money market funds.
(c)	Level 1 and 2 marketable securities are held in rabbi trusts and are primarily comprised of frequently-priced mutual funds invested in common stocks and other investments, respectively. Their use is restricted to funding certain deferred compensation and non-qualified U.S. pension plans.
(d)	See “Derivative Instruments and Hedging Activities” section below for detailed information regarding our derivative financial instruments.

We measure our derivatives using valuations that are calibrated to the initial trade prices. Subsequent valuations are based on observable inputs and other variables included in the valuation models such as interest rate, yield and commodity price curves, forward currency exchange rates, credit spreads, maturity dates, volatilities and netting arrangements. We use the income approach to value derivatives for foreign currency options and forwards, interest rate swaps and fuel derivatives using observable market data for all significant inputs and standard valuation techniques to convert future amounts to a single present value amount, assuming that participants are motivated, but not compelled to transact. We also corroborate our fair value estimates using valuations provided by our counterparties.

Nonfinancial Instruments that are Measured at Fair Value on a Nonrecurring Basis

The reconciliation of the changes in the carrying amounts of our goodwill, which goodwill has been allocated to our North America and EAA cruise brands, was as follows (in millions):

	North America Cruise Brands	EAA Cruise Brands	Total

Balance at November 30, 2010	$1,898	$1,422	$3,320
Foreign currency translation adjustment	-	2	2

Balance at November 30, 2011	1,898	1,424	3,322
Ibero goodwill impairment charge (a)	-	(153)	(153)
Foreign currency translation adjustment	-	5	5

Balance at November 30, 2012	$1,898	$1,276	$3,174

(a)	At February 29, 2012, given the current state of the Spanish economy and considering the low level of Ibero estimated fair value in excess of its carrying value, we performed an interim impairment review of Ibero’s goodwill. The interim discounted future cash flow analysis that was used to estimate Ibero’s fair value was primarily impacted by slower than anticipated Ibero capacity growth. As a result, Ibero’s estimated fair value no longer exceeded its carrying value. Accordingly, we proceeded to step two of the impairment test and recognized a goodwill impairment charge of $153 million during the first quarter of 2012, which represented Ibero’s entire goodwill balance. At November 30, 2012, accumulated goodwill impairment charges were $153 million.

At July 31, 2012, all of our cruise brands carried goodwill, except for Ibero and Seabourn. We performed our annual impairment test as of July 31, 2012, which included performing a qualitative assessment for all cruise brands that carried goodwill, except for Costa. Qualitative factors such as industry and market conditions, macroeconomic conditions, changes to the weighted-average cost of capital (“WACC”), overall financial performance and changes in fuel were considered in the qualitative assessment to determine how changes in these factors would affect each of these cruise brands’ estimated fair values. Based on our qualitative assessments, we determined it was more-likely-than-not that each of these cruise brands’ estimated fair values exceeded their carrying values and, therefore, we did not proceed to the two-step quantitative goodwill impairment test.

As of July 31, 2012, we also performed our annual goodwill impairment test of Costa’s goodwill. We did not perform a qualitative assessment but instead proceeded directly to step one of the two-step goodwill impairment test and compared Costa’s estimated fair value to the carrying value of its allocated net assets. Costa’s estimated cruise brand fair value was based on a discounted future cash flow analysis. The principal assumptions used in our cash flow analysis related to forecasting future operating results, include net revenue yields, net cruise costs including fuel prices, capacity changes, including the expected deployment of vessels into, or out of, Costa, WACC for comparable publicly-traded companies, adjusted for the risk attributable to the geographic regions in which Costa operates and terminal values, which are all considered level 3 inputs. Based on the discounted cash flow analysis, we determined that Costa’s estimated fair value significantly exceeded its carrying value and, therefore, we did not proceed to step two of the impairment test.

The reconciliation of the changes in the carrying amounts of our intangible assets not subject to amortization, which represent trademarks that have been allocated to our North America and EAA cruise brands, was as follows (in millions):

	North America Cruise Brands	EAA Cruise Brands	Total

Balance at November 30, 2010	$927	$384	$1,311
Foreign currency translation adjustment	-	2	2

Balance at November 30, 2011	927	386	1,313
Ibero trademarks impairment charge (a)	-	(20)	(20)
Foreign currency translation adjustment	-	6	6

Balance at November 30, 2012	$927	$372	$1,299

(a)	At February 29, 2012, we also performed an interim impairment test of Ibero’s trademarks, which resulted in a $20 million impairment charge, based on the reduction of revenues primarily as a result of slower than anticipated Ibero capacity growth and a lower estimated royalty rate, which are all considered level 3 inputs. At November 30, 2012, Ibero’s remaining trademark carrying values are not significant.

At July 31, 2012, our cruise brands that have significant trademarks recorded include AIDA, P&O Cruises (Australia), P&O Cruises (UK) and Princess. We performed our annual trademark impairment reviews for these cruise brands as of July 31, 2012, which included performing a qualitative assessment. Qualitative factors such as industry and market conditions, macroeconomic conditions, changes to the WACC, changes to the royalty rates and overall financial performance were considered in the qualitative assessment to determine how changes in these factors would affect the estimated fair values for each of our cruise brands’ recorded trademarks. Based on our qualitative assessments, we determined it was more likely-than-not that the estimated fair value for each of these cruise brands’ recorded trademarks exceeded their carrying value, and therefore, none of these trademarks were impaired.

The determination of our cruise brand and trademark fair values includes numerous assumptions that are subject to various risks and uncertainties. We believe that we have made reasonable estimates and judgments in determining whether our goodwill and trademarks have been impaired. However, if there is a material change in assumptions used or if there is a material change in the conditions or circumstances influencing fair values, then we may need to recognize a material impairment charge.

There have not been any events or circumstances subsequent to July 31, 2012, which we believe would require us to perform an interim goodwill or trademark impairment test.

At November 30, 2012 and 2011, our intangible assets subject to amortization are not significant to our consolidated financial statements.

Derivative Instruments and Hedging Activities

We utilize derivative and nonderivative financial instruments, such as foreign currency forwards, options and swaps, foreign currency debt obligations and foreign currency cash balances, to manage our exposure to fluctuations in certain foreign currency exchange rates, and interest rate swaps to manage our interest rate exposure in order to achieve a desired proportion of fixed and floating rate debt. In November 2011, we implemented a fuel derivatives program to mitigate a portion of the risk to our future cash flows attributable to potential fuel price increases, which we define as our “economic risk.” Our policy is to not use any financial instruments for trading or other speculative purposes.

All derivatives are recorded at fair value. The changes in fair value are immediately included in earnings if the derivatives do not qualify as effective hedges, or if we do not seek to qualify for hedge accounting treatment, such as for our fuel derivatives. If a derivative is designated as a fair value hedge, then changes in the fair value of the derivative are offset against the changes in the fair value of the underlying hedged item. If a derivative is designated as a cash flow hedge, then the effective portion of the changes in the fair value of the derivative is recognized as a component of AOCI until the underlying hedged item is recognized in earnings or the forecasted transaction is no longer probable. If a derivative or a nonderivative financial instrument is designated as a hedge of our net investment in a foreign operation, then changes in the fair value of the financial instrument are recognized as a component of AOCI to offset a portion of the change in the translated value of the net investment being hedged, until the investment is sold or liquidated. We formally document hedging relationships for all derivative and nonderivative hedges and the underlying hedged items, as well as our risk management objectives and strategies for undertaking the hedge transactions.

We classify the fair values of all our derivative contracts as either current or long-term, depending on whether the maturity date of the derivative contract is within or beyond one year from the balance sheet date. The cash flows from derivatives treated as hedges are classified in our Consolidated Statements of Cash Flows in the same category as the item being hedged. Our cash flows related to fuel derivatives are classified within investing activities.

The estimated fair values of our derivative financial instruments and their location on the Consolidated Balance Sheets were as follows (in millions):

		November 30,
	Balance Sheet Location	2012	2011
Derivative assets
Derivatives designated as hedging instruments
Net investment hedges (a)	Prepaid expenses and other	$1	$-
	Other assets – long-term	6	3
Foreign currency zero cost collars (b)	Prepaid expenses and other	11	-
	Other assets – long-term	5	-
Interest rate swaps (c)	Prepaid expenses and other	-	2

		23	5

Derivatives not designated as hedging instruments
Fuel (d)	Other assets – long-term	25	1

Total derivative assets		$48	$6

Derivative liabilities
Derivatives designated as hedging instruments
Net investment hedges (a)	Accrued liabilities and other	$-	$1
Interest rate swaps (c)	Accrued liabilities and other	7	5
	Other long-term liabilities	17	6

		24	12

Derivatives not designated as hedging instruments
Fuel (d)	Accrued liabilities and other	16	-
	Other long-term liabilities	3	-

		19	-

Total derivative liabilities		$43	$12

(a)	At November 30, 2012 and 2011, we had foreign currency forwards totaling $235 million and $183 million, respectively, that are designated as hedges of our net investments in foreign operations, which have a euro-denominated functional currency. At November 30, 2012, $91 million of our foreign currency forwards matured in January 2013 and $144 million mature through July 2017.
(b)	At November 30, 2012, we had foreign currency derivatives consisting of foreign currency zero cost collars totaling $842 million that are designated as foreign currency cash flow hedges for a portion of our euro-denominated shipbuilding payments. See “Newbuild Currency Risks” below for additional information regarding these derivatives.
(c)	We have euro interest rate swaps designated as cash flow hedges whereby we receive floating interest rate payments in exchange for making fixed interest rate payments. At November 30, 2012 and 2011, these interest rate swap agreements effectively changed $269 million and $320 million, respectively, of EURIBOR-based floating rate euro debt to fixed rate debt. These interest rate swaps mature through February 2022. In addition, at November 30, 2011 we had both U.S. dollar and sterling interest rate swaps designated as fair value hedges whereby we received fixed interest rate payments in exchange for making floating interest rate payments. These interest rate swap agreements effectively changed $510 million of fixed rate debt to U.S. dollar LIBOR or GBP LIBOR-based floating rate debt. The U.S. dollar and sterling interest rate swaps matured in February 2012 and June 2012, respectively.
(d)	At November 30, 2012, we had fuel derivatives consisting of zero cost collars on Brent crude oil (“Brent”) to cover a portion of our estimated fuel consumption through 2016. See “Fuel Price Risks” below for additional information regarding these fuel derivatives. At November 30, 2011, we had fuel derivatives consisting of zero cost collars on Brent to cover 10% of our estimated fuel consumption for the second half of 2012 through 2015.

The effective portions of our derivatives qualifying and designated as hedging instruments recognized in other comprehensive income (loss) were as follows (in millions):

	November 30,
	2012	2011	2010
Net investment hedges	$48	$(13)	$84
Foreign currency zero cost collars – cash flow hedges	$16	$76	$(58)
Interest rate swaps – cash flow hedges	$(11)	$(4)	$(6)

In 2010, we recognized a gain of $18 million on foreign currency forwards that were not designated as hedges, which we entered into for treasury management purposes. The gain on these foreign currency forwards included in nonoperating other income was offset by the loss incurred on the remeasurement of a non-functional currency monetary liability, which was also included in nonoperating other income.

There are no credit risk related contingent features in our derivative agreements, except for bilateral credit provisions within our fuel derivative counterparty agreements. These provisions require interest-bearing, non-restricted cash to be posted or received as collateral to the extent the fuel derivative fair value payable to or receivable from an individual counterparty, respectively, exceeds $100 million. At November 30, 2012 and 2011, no collateral was required to be posted to or received from our fuel derivative counterparties.

The amount of estimated cash flow hedges’ unrealized gains and losses that are expected to be reclassified to earnings in the next twelve months is not significant. We have not provided additional disclosures of the impact that derivative instruments and hedging activities have on our consolidated financial statements as of November 30, 2012 and 2011 and for the years ended November 30, 2012, 2011 and 2010 where such impacts were not significant.

Foreign Currency Exchange Rate Risks

Overall Strategy

We manage our exposure to fluctuations in foreign currency exchange rates through our normal operating and financing activities, including netting certain exposures to take advantage of any natural offsets and, when considered appropriate, through the use of derivative and nonderivative financial instruments. Our primary focus is to manage the economic foreign currency exchange risks faced by our operations, which are the ultimate foreign currency exchange risks that would be realized by us if we exchanged one currency for another, and not accounting risks. Accordingly, we do not currently hedge foreign currency exchange accounting risks with derivative financial instruments. The financial impacts of the hedging instruments we do employ generally offset the changes in the underlying exposures being hedged.

Operational and Investment Currency Risks

Our European and Australian cruise brands subject us to foreign currency translation risk related to the euro, sterling and Australian dollar because these brands generate significant revenues and incur significant expenses in euro, sterling or the Australian dollar. Accordingly, exchange rate fluctuations of the euro, sterling and Australian dollar against the U.S. dollar will affect our reported financial results since the reporting currency for our consolidated financial statements is the U.S. dollar. Any strengthening of the U.S. dollar against these foreign currencies has the financial statement effect of decreasing the U.S. dollar values reported for cruise revenues and expenses. Any weakening of the U.S. dollar has the opposite effect.

Most of our brands also have non-functional currency risk related to their international sales operations, which has become an increasingly larger part of most of their businesses over time, and primarily includes the euro, sterling and Australian, Canadian and U.S. dollars. In addition, all of our brands have non-functional currency expenses for a portion of their operating expenses. Accordingly, these brands’ revenues and expenses in non-functional currencies create some degree of natural offset for recognized transactional currency gains and losses due to currency exchange movements.

We consider our investments in foreign operations to be denominated in relatively stable currencies and of a long-term nature. We partially mitigate our net investment currency exposures by denominating a portion of our foreign currency third-party debt and foreign currency intercompany payables in our foreign operations’ functional currencies, generally the euro or sterling. As of November 30, 2012 and 2011, we have designated $1.8 billion of our foreign currency intercompany payables and $3.6 billion for our foreign currency third-party debt and intercompany payables, respectively, as nonderivative hedges of our net investments in foreign operations. Accordingly, we have included $243 million and $204 million of cumulative foreign currency transaction nonderivative gains in the cumulative translation adjustment component of AOCI at November 30, 2012 and 2011, respectively, which offsets a portion of the losses recorded in AOCI upon translating our foreign operations’ net assets into U.S. dollars. During 2012, 2011 and 2010, we recognized foreign currency nonderivative transaction gains of $39 million, $21 million and $271 million, respectively, in the cumulative translation adjustment component of AOCI.

Newbuild Currency Risks

Our shipbuilding contracts are typically denominated in euros. Our decisions regarding whether or not to hedge a non-functional currency ship commitment for our cruise brands are made on a case-by-case basis, taking into consideration the amount and duration of the exposure, market volatility, currency exchange rate correlation, economic trends, our overall expected net cash flows by currency and other offsetting risks. We use foreign currency derivative contracts and have used nonderivative financial instruments to manage foreign currency exchange rate risk for some of our ship construction payments.

In June 2012, we entered into foreign currency zero cost collars that are designated as cash flow hedges for a portion of Royal Princess’ euro-denominated shipyard payments. These collars mature in May 2013 at a weighted-average ceiling rate of $1.30 to the euro, or $560 million, and a weighted-average floor rate of $1.19 to the euro, or $512 million. If the spot rate is between these two rates on the date of maturity, then we would not owe or receive any payments under these collars.

In July 2012, we entered into foreign currency zero cost collars that are designated as cash flow hedges for a portion of P&O Cruises (UK) newbuild’s euro-denominated shipyard payments. These collars mature in February 2015 at a weighted-average ceiling rate of £0.83 to the euro, or $294 million, and a weighted-average floor rate of £0.77 to the euro, or $272 million. If the spot rate is between these two rates on the date of maturity, then we would not owe or receive any payments under these collars.

At November 30, 2012, substantially all of our remaining newbuild currency exchange rate risk relates to euro-denominated newbuild construction payments for Regal Princess and a portion of P&O Cruises (UK)’s newbuild, which represent a total commitment of $1.1 billion.

The cost of shipbuilding orders that we may place in the future that is denominated in a different currency than our cruise brands’ or the shipyards’ functional currency is expected to be affected by foreign currency exchange rate fluctuations. These foreign currency exchange rate fluctuations may affect our desire to order new cruise ships.

Interest Rate Risks

We manage our exposure to fluctuations in interest rates through our investment and debt portfolio management strategies. These strategies include purchasing high quality short-term investments with floating interest rates, and evaluating our debt portfolio as to whether to make periodic adjustments to the mix of fixed and floating rate debt through the use of interest rate swaps and the issuance of new debt or the early retirement of existing debt. At November 30, 2012, 61% and 39% (65% and 35% at November 30, 2011) of our debt bore fixed and floating interest rates, respectively, including the effect of interest rate swaps.

Fuel Price Risks

Our exposure to market risk for changes in fuel prices substantially all relate to the consumption of fuel on our ships. We use our fuel derivatives program to mitigate a portion of our economic risk attributable to potential fuel price increases. We designed our fuel derivatives program to maximize operational flexibility by utilizing derivative markets with significant trading liquidity and our program currently consists of zero cost collars on Brent.

These derivatives are based on Brent prices whereas the actual fuel used on our ships is marine fuel. Changes in the Brent prices may not show a high degree of correlation with changes in our underlying marine fuel prices. We will not realize any economic gain or loss upon the monthly maturities of our zero cost collars unless the average monthly price of Brent is above the ceiling price or below the floor price. We believe that these derivatives will act as economic hedges, however hedge accounting is not applied. As part of our fuel derivatives program, we will continue to evaluate various derivative products and strategies.

At November 30, 2012, our outstanding fuel derivatives consisted of zero cost collars on Brent to cover a portion of our estimated fuel consumption as follows:

Maturities (a)	Transaction Dates	Barrels (in thousands)	Weighted-Average Floor Prices	Weighted-Average Ceiling Prices	Percent of Estimated Fuel Consumption Covered
Fiscal 2013
	November 2011	2,112	$74	$132
	February 2012	2,112	$98	$127
	March 2012	4,224	$100	$130

		8,448			40%

Fiscal 2014
	November 2011	2,112	$71	$128
	February 2012	2,112	$88	$125
	June 2012	2,376	$71	$116

		6,600			32%

Fiscal 2015
	November 2011	2,160	$71	$125
	February 2012	2,160	$80	$125
	June 2012	1,236	$74	$110

		5,556			26%

Fiscal 2016	June 2012	3,564	$75	$108	17%

(a)	Fuel derivatives mature evenly over each month within the above fiscal periods.

Concentrations of Credit Risk

As part of our ongoing control procedures, we monitor concentrations of credit risk associated with financial and other institutions with which we conduct significant business. Our maximum exposure under foreign currency and fuel derivative contracts and interest rate swap agreements that are in-the-money, which were not significant at November 30, 2012, is the replacement cost, net of any collateral received, in the event of nonperformance by the counterparties to the contracts, all of which are currently our lending banks. We seek to minimize credit risk exposure, including counterparty nonperformance primarily associated with our cash equivalents, investments, committed financing facilities, contingent obligations, derivative instruments, insurance contracts and new ship progress payment guarantees, by normally conducting business with large, well-established financial institutions, insurance companies and export credit agencies, and by diversifying our counterparties. In addition, we have guidelines regarding credit ratings and investment maturities that we follow to help safeguard liquidity and minimize risk. We normally do require collateral and/or guarantees to support notes receivable on significant asset sales, long-term ship charters and new ship progress payments to shipyards. We currently believe the risk of nonperformance by any of our significant counterparties is remote.

We also monitor the creditworthiness of travel agencies and tour operators in Europe and credit card providers to which we extend credit in the normal course of our business. Our credit exposure includes contingent obligations related to cash payments received directly by travel agents and tour operators for cash collected by them on cruise sales in most of Europe where we are obligated to extend credit in a like amount to these guests even if we do not receive payment from the travel agents or tour operators. Concentrations of credit risk associated with these receivables and contingent obligations are not considered to be material, primarily due to the large number of unrelated accounts within our customer base, the amount of these contingent obligations and their short maturities. We have experienced only minimal credit losses on our trade receivables and related contingent obligations. We do not normally require collateral or other security to support normal credit sales.

Segment Information	12 Months Ended
Nov. 30, 2012
Segment Information

NOTE 12 – Segment Information

We have three reportable cruise segments that are comprised of our (1) North America cruise brands, (2) EAA cruise brands and (3) Cruise Support. In addition, we have a Tour and Other segment. Our segments are reported on the same basis as the internally reported information that is provided to our chief operating decision maker (“CODM”), who is the Chairman of the Boards of Directors and Chief Executive Officer of Carnival Corporation and Carnival plc. Decisions to allocate resources and assess performance for Carnival Corporation & plc are taken by the CODM upon review of the segment results across all of our cruise brands and other segments.

Our North America cruise segment includes Carnival Cruise Lines, Holland America Line, Princess and Seabourn. Our EAA cruise segment includes AIDA, Costa, Cunard, Ibero, P&O Cruises (Australia) and P&O Cruises (UK). These individual cruise brand operating segments have been aggregated into two reportable segments based on the similarity of their economic and other characteristics, including types of customers, regulatory environment, maintenance requirements, supporting systems and processes and products and services they provide. Our Cruise Support segment represents certain of our port and related facilities and other corporate-wide services that are provided for the benefit of our cruise brands. Our Tour and Other segment represents the hotel and transportation operations of Holland America Princess Alaska Tours and two of our ships that we charter to an unaffiliated entity. The significant accounting policies of our segments are the same as those described in Note 2 – “Summary of Significant Accounting Policies.”

Selected information for our Cruise and Tour and Other segments as of and for the years ended November 30 was as follows (in millions):

	Revenues	Operating expenses	Selling and administrative	Depreciation and amortization	Operating income (loss)	Capital expenditures	Total assets
2012
North America Cruise Brands (a)	$9,364	$6,240	$949	$898	$1,277	$990	$21,893
EAA Cruise Brands	5,827	4,010	650	561	433 (b)	1,291	15,894
Cruise Support	86	22	114	28	(78)	33	888
Tour and Other (a)	211	154	7	40	10	18	486	(c)
Intersegment elimination (a)	(106)	(106)	-	-	-	-	-

	$15,382	$10,320	$1,720	$1,527	$1,642	$2,332	$39,161

2011
North America Cruise Brands (a)	$8,921	$5,848	$938	$869	$1,266	$1,232	$21,642
EAA Cruise Brands	6,504	4,244	655	579	1,026	1,380	15,626
Cruise Support	90	3	103	31	(47)	68	795
Tour and Other (a)	392	318	21	43	10	16	574	(c)
Intersegment elimination (a)	(114)	(114)	-	-	-	-	-

	$15,793	$10,299	$1,717	$1,522	$2,255	$2,696	$38,637

2010
North America Cruise Brands (a)	$8,379	$5,294	$902	$843	$1,340	$1,082	$21,239
EAA Cruise Brands	5,730	3,572	584	505	1,069	2,260	14,849
Cruise Support	79	14	98	27	(60)	218	802
Tour and Other (a)	403	334	30	41	(2)	19	600	(c)
Intersegment elimination (a)	(122)	(122)	-	-	-	-	-

	$14,469	$9,092	$1,614	$1,416	$2,347	$3,579	$37,490

(a)	In 2011 and 2010, a portion of Tour and Other segment revenues included revenues for the cruise portion of a tour when a cruise was sold along with a land tour package by Holland America Princess Alaska Tours. These intersegment cruise revenues, which were included in our North America cruise brands’ segment, were eliminated directly against the Tour and Other segment revenues and operating expenses in the line “Intersegment elimination.”

In 2012, the Tour and Other segment no longer includes revenues for the cruise portion of a tour. However, a portion of the North America cruise brands’ segment revenues include revenues for the tour portion of a cruise when a land tour package is sold along with a cruise by Holland America Line and Princess. These intersegment tour revenues, which are included in our Tour and Other segment, are eliminated directly against the North America cruise brands’ segment revenues and operating expenses in the line “Intersegment elimination.”

This change in 2012 from prior years is referred to as “the change in the accounting for our North America cruise brands and Tour and Other segments” and did not have a significant impact on either of these segments’ 2012, 2011 and 2010 operating income.

(b)	Includes $173 million of impairment charges related to Ibero’s goodwill and trademarks.
(c)	Tour and Other segment assets primarily include hotels and lodges in the state of Alaska and the Canadian Yukon, motorcoaches used for sightseeing and charters, domed rail cars, which run on the Alaska Railroad, and our owned ships under long-term charter to an unaffiliated entity.

Non-U.S. revenues for our cruise brands represent sales generated from outside the U.S. principally by non-U.S. tour operators and non-U.S. travel agencies. Substantially all of our long-lived assets are located outside of the U.S. and consist principally of our ships and ships under construction.

Revenues by geographic areas, which are based on where our guests are sourced and not the cruise brands on which they sailed, were as follows (in millions):

	Years Ended November 30,
	2012	2011	2010

North America	$7,952	$7,835	$7,467
Europe	5,367	5,961	5,574
Australia and Asia	1,506	1,528	1,063
Others	557	469	365

	$15,382	$15,793	$14,469

Compensation Plans	12 Months Ended
Nov. 30, 2012
Compensation Plans

NOTE 13 – Compensation Plans

Equity Plans

We issue our share-based compensation awards under the Carnival Corporation and Carnival plc stock plans, which have an aggregate of 30.3 million shares available for future grant at November 30, 2012. These plans allow us to issue restricted stock awards (“RSAs”), restricted stock units (“RSUs”), performance-based share (“PBS”) awards and stock options (collectively “equity awards”). Equity awards are principally granted to management level employees and members of our Boards of Directors. The plans are administered by a committee of our independent directors (the “Committee”) that determines which employees are eligible to participate, the monetary value or number of shares for which equity awards are to be granted and the amounts that may be exercised or sold within a specified term. These plans allow us to fulfill our equity award obligations using shares purchased in the open market or with unissued or treasury shares. Certain equity awards provide for accelerated vesting if we have a change in control, as defined.

Our total share-based compensation expense was $39 million, $46 million and $43 million in 2012, 2011 and 2010, respectively, of which $36 million, $42 million and $40 million has been included in selling and administrative expenses and $3 million, $4 million and $3 million in cruise payroll and related expenses in 2012, 2011 and 2010, respectively.

RSAs/RSUs and PBS Awards

RSAs generally have the same rights as Carnival Corporation common stock, except for transfer restrictions and forfeiture provisions. RSAs have been granted to certain officers and non-executive board members and either have three or five-year cliff vesting or vest evenly over five years after the grant date. In addition, Carnival Corporation and Carnival plc grant RSUs that vest evenly over five years or at the end of three or five years after the grant date and accrue forfeitable dividend equivalents on each outstanding RSU, in the form of additional RSUs, based on dividends declared. The share-based compensation expense associated with RSAs/RSUs is based on the quoted market price of the Carnival Corporation or Carnival plc shares on the date of grant, and is amortized to expense using the straight-line method from the grant date through the earlier of the vesting date or the estimated retirement eligibility date.

In 2012 and 2011, the Committee approved PBS awards to be granted to certain key Carnival Corporation & plc executives. The share-based compensation expense associated with these PBS awards is based on the quoted market price of the Carnival Corporation or Carnival plc shares on the date of grant and the probability of our earnings per share growth over a three-year period being achieved. These PBS awards provide an opportunity to earn from zero to 200% of the number of target shares underlying the award achieved at the end of the third year. The PBS awards will accrue forfeitable dividend equivalents based on dividends declared.

During the year ended November 30, 2012, RSA/RSU and PBS activity was as follows:

	RSAs/RSUs		PBSs
	Shares	Weighted-Average Grant Date Fair Value	Shares	Weighted-Average Grant Date Fair Value

Outstanding at November 30, 2011	3,625,966	$33.70	116,992	$45.12
Granted	1,411,296	$30.34	223,531	$31.03
Vested	(1,887,063)	$27.51	(22,279)	$31.90
Forfeited	(88,316)	$36.33	(4,537)	$41.16

Outstanding at November 30, 2012	3,061,883	$35.89	313,707	$36.08

The total grant date fair value of RSAs/ RSUs vested was $52 million, $53 million and $28 million in 2012, 2011 and 2010, respectively. As of November 30, 2012, there was $39 million of total unrecognized compensation cost related to RSAs/RSUs and PBSs. As of November 30, 2012, the total unrecognized compensation costs related to RSAs/RSUs and PBSs are expected to be recognized over a weighted-average period of 1.7 years and 2.4 years, respectively.

Stock Option Plans

In 2007 and 2008, the Committee decided to cease granting stock options to our employees and non-executive board members, respectively, and to instead grant them RSAs and RSUs. A combined summary of Carnival Corporation and Carnival plc stock option activity during the year ended November 30, 2012 related to stock options previously granted was as follows:

	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value (a)
			(in years)	(in millions)

Outstanding at November 30, 2011	10,428,951	$45.65
Exercised	(839,594)	$27.58
Forfeited or expired	(1,461,142)	$46.11

Outstanding at November 30, 2012	8,128,215	$47.72	1.2	$5

Exercisable at November 30, 2012	8,128,215	$47.72	1.2	$5

(a)	The aggregate intrinsic value represents the amount by which the fair value of underlying stock exceeds the option exercise price at November 30, 2012.

As of the dates of exercise, the total intrinsic value of options exercised in 2012, 2011 and 2010 was $7 million, $18 million and $17 million, respectively. As of November 30, 2012, there is no unrecognized compensation cost as there were no unvested stock options. Our stock options will expire through 2016.

Defined Benefit Pension Plans

We have several single-employer defined benefit pension plans, which cover some of our shipboard and shoreside employees. The U.S. and UK shoreside employee plans are closed to new membership and are funded at or above the level required by U.S. or UK regulations. Substantially all of the remaining defined benefit plans are unfunded. In determining all of our plans’ benefit obligations at November 30, 2012 and 2011, we assumed weighted-average discount rates of 3.5% and 4.5%, respectively. The net asset or net liability positions under these single-employer defined benefit pension plans are not material.

In addition, we participate in two multiemployer defined benefit pension plans in the UK, the British Merchant Navy Officers Pension Fund (registration number 10005645) (“MNOPF”), and the British Merchant Navy Ratings Pension Fund (registration number 10005646) (“MNRPF”), which are referred to as “the multiemployer plans.” The MNOPF is divided into two sections, the “New Section” and the “Old Section.” The multiemployer plans are maintained for the benefit of the employees of the participating employers who make contributions to the plans. However, contributions made by employers, including us, may be used to provide benefits to employees of other participating employers, and if any of the participating employers withdraws from the multiemployer plans or fails to make their required contributions, any unfunded obligations would be the responsibility of the remaining participating employers. We are contractually obligated to make all required contributions as determined by the plans’ trustees. All of our multiemployer plans are closed to new membership, and the MNOPF Old Section is also closed to further benefit accrual and is fully funded. Based on the most recent actuarial review of the MNOPF New Section at March 31, 2011 and the MNRPF at March 31, 2012, it was determined that these plans were 86% and 72% funded, respectively. The multiemployer plans have implemented recovery plans, as appropriate, whereby their estimated funding deficits are to be recovered through funding contributions from participating employers.

We expense our portion of any multiemployer plan deficit as amounts are invoiced by, and become due and payable to, the trustees. In 2012 and 2011, our contributions to the MNOPF fund (and including the MNOPF Old Section for 2010) were not material and did not exceed 5% of total contributions to the fund. In 2010, we received and paid in full a special assessment invoice from the MNOPF trustee for our additional share of the MNOPF New Section deficit. Accordingly, we expensed the invoice of $41 million in cruise payroll and related expense in 2010, which exceeded 5% of total contributions to the fund. In 2012, 2011 and 2010, our contributions to the MNRPF were not material and did not exceed 5% of total contributions to the plan. It is possible that we will be required to fund and expense additional amounts for the multiemployer plans in the future, however, such amounts are not expected to be material.

Total expense for all defined benefit pension plans, including the multiemployer plans, was $45 million, $46 million and $85 million in 2012, 2011 and 2010, respectively.

Defined Contribution Plans

We have several defined contribution plans available to most of our employees. We contribute to these plans based on employee contributions, salary levels and length of service. Total expense for these plans was $22 million, $21 million and $20 million in 2012, 2011 and 2010, respectively.

Earnings Per Share	12 Months Ended
Nov. 30, 2012
Earnings Per Share

NOTE 14 – Earnings Per Share

Our basic and diluted earnings per share were computed as follows (in millions, except per share data):

	Years Ended November 30,
	2012	2011	2010

Net income	$1,298	$1,912	$1,978
Interest on dilutive convertible notes	-	-	11

Net income for diluted earnings per share	$1,298	$1,912	$1,989

Weighted-average common and ordinary shares outstanding	778	787	788
Dilutive effect of convertible notes	-	-	14
Dilutive effect of equity plans	1	2	3

Diluted weighted-average shares outstanding	779	789	805

Basic earnings per share	$1.67	$2.43	$2.51

Diluted earnings per share	$1.67	$2.42	$2.47

Anti-dilutive stock options excluded from diluted earnings per share computations	8	9	10

Supplemental Cash Flow Information	12 Months Ended
Nov. 30, 2012
Supplemental Cash Flow Information

NOTE 15 – Supplemental Cash Flow Information

Cash paid for interest, net of capitalized interest, was $347 million, $358 million and $361 million in 2012, 2011 and 2010, respectively. In addition, cash (paid) received, net for income taxes was $(4) million, $9 million and $(15) million in 2012, 2011 and 2010, respectively.

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Nov. 30, 2012
Basis of Presentation, Policy

Basis of Presentation

We consolidate entities over which we have control, as typically evidenced by a voting control of greater than 50% or for which we are the primary beneficiary, whereby we have the power to direct the most significant activities and the obligation to absorb significant losses or receive significant benefits from the entity (see Note 3). We do not separately present our noncontrolling interests in the consolidated financial statements since the amounts are insignificant. For affiliates we do not control but where significant influence over financial and operating policies exists, as typically evidenced by a voting control of 20% to 50%, the investment is accounted for using the equity method.

Preparation of Financial Statements, Policy

Preparation of Financial Statements

The preparation of our consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported and disclosed in our financial statements. Actual results may differ from the estimates used in preparing our consolidated financial statements. All significant intercompany balances and transactions are eliminated in consolidation.

Cash and Cash Equivalents, Policy

Cash and Cash Equivalents

Cash and cash equivalents include investments with maturities of three months or less at acquisition, which are stated at cost. At November 30, 2012 and 2011, cash and cash equivalents are comprised of cash on hand, money market funds and time deposits.

Inventories, Policy

Inventories

Inventories consist principally of food and beverage provisions, hotel and restaurant products and supplies, fuel and gift shop and art merchandise held for resale, which are all carried at the lower of cost or market. Cost is determined using the weighted-average or first-in, first-out methods.

Property and Equipment, Policy

Property and Equipment

Property and equipment are stated at cost. Depreciation and amortization were computed using the straight-line method over our estimates of average useful lives and residual values, as a percentage of original cost, as follows:

	Years	Residual Values

Ships	30	15%
Ship improvements	Shorter of remaining ship life or useful life (3-28)	0% or 15%
Buildings and improvements	5-40	0-10%
Computer hardware and software	3-10	0-10%
Transportation equipment and other	2-20	0-10%
Leasehold improvements, including port facilities	Shorter of lease term or related asset life (3-30)	-

The cruise business is very capital intensive. Each year, a capital program is developed for the improvement of our ships, as well as asset replacements to enhance efficiency of operations, gain strategic benefits or provide newer improved product offerings to our guests. Ship improvement costs that we believe add value to our ships, such as those incurred for refurbishments, safety and operational efficiencies, are capitalized to the ships and depreciated over their or the ships’ estimated remaining useful life, whichever is shorter, while costs of repairs and maintenance, including minor improvement costs, are charged to expense as incurred. We capitalize interest as part of the cost of acquiring ships and other capital projects during their construction period. The specifically identified or estimated cost and accumulated depreciation of previously capitalized ship components are written-off upon retirement, which may result in a loss on disposal that is included in other ship operating expenses.

Dry-dock costs primarily represent planned major maintenance activities that are incurred when a ship is taken out-of-service for scheduled maintenance. These costs are expensed as incurred and included in other ship operating expenses.

We review our long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amounts of these assets may not be fully recoverable. Upon the occurrence of a triggering event, the assessment of possible impairment is based on our ability to recover the carrying value of our asset, which is determined by using the asset’s estimated undiscounted future cash flows. If these estimated undiscounted future cash flows are less than the carrying value of the asset, an impairment charge is recognized for the excess, if any, of the asset’s carrying value over its estimated fair value. As it relates to our ships, the lowest level for which we maintain identifiable cash flows that are independent of the cash flows of other assets and liabilities is at the individual ship level.

Intangibles, Policy

Intangibles

Goodwill represents the excess of the purchase price over the fair value of identifiable net assets acquired in business acquisitions. We review our goodwill for impairment at least annually and, when events or circumstances dictate, more frequently. All of our goodwill has been allocated to our reporting units, also referred to as “cruise brands.”

In 2012, we adopted new authoritative accounting guidance that allows us to first assess qualitative factors to determine whether it is necessary to perform the more detailed two-step quantitative goodwill impairment test. We would perform the quantitative test if our qualitative assessment determined it is more-likely-than-not that a cruise brand’s fair value is less than its carrying amount. We may also elect to bypass the qualitative assessment and proceed directly to the quantitative test for any cruise brand. When performing the quantitative test, if the fair value of the cruise brand exceeds its carrying value, no further analysis or write-down of goodwill is required. However, if the fair value of the cruise brand is less than the carrying value of its net assets, the estimated fair value of the cruise brand is assigned to all its underlying assets and liabilities, including both recognized and unrecognized tangible and intangible assets, based on their fair values. If necessary, goodwill is then written down to its implied fair value.

Trademarks represent substantially all of our other intangibles. For certain acquisitions, we have allocated a portion of the purchase prices to the acquiree’s identified trademarks. Trademarks are estimated to have an indefinite useful life and, therefore, are not amortizable, but are reviewed for impairment at least annually and, when events or circumstances dictate, more frequently.

In 2012, we also adopted new authoritative accounting guidance that allows us to first assess qualitative factors to determine whether it is necessary to perform a more detailed quantitative trademark impairment test. We would perform the quantitative test if our qualitative assessment determined it was more-likely-than-not that the trademarks are impaired. We may also elect to bypass the qualitative assessment and proceed directly to the quantitative test. Our trademarks would be considered impaired if their carrying value exceeds their estimated fair value. The costs of developing and maintaining our trademarks are expensed as incurred.

A significant amount of judgment is required in estimating the fair values of our cruise brands and trademarks.

Revenue and Expense Recognition, Policy

Revenue and Expense Recognition

Guest cruise deposits represent unearned revenues and are initially recorded as customer deposit liabilities when received. Customer deposits are subsequently recognized as cruise revenues, together with revenues from onboard and other activities, and all associated direct costs and expenses of a voyage are recognized as cruise costs and expenses, upon completion of voyages with durations of ten nights or less and on a pro rata basis for voyages in excess of ten nights. The impact of recognizing these shorter duration cruise revenues and costs and expenses on a completed voyage basis versus on a pro rata basis is not material. Future travel discount vouchers issued to guests are recorded as a reduction of cruise passenger ticket revenues when such vouchers are utilized. Cancellation fees are recognized in cruise passenger ticket revenues at the time of the cancellation.

Our sale to guests of air and other transportation to and from airports near the home ports of our ships and the related cost of purchasing these services are recorded in cruise passenger ticket revenues and cruise transportation costs, respectively. The proceeds that we collect from the sale of third party shore excursions and on behalf of onboard concessionaires, net of the amounts remitted to them, are recorded as concession revenues in onboard and other cruise revenues. All these amounts are recognized on a completed voyage or pro rata basis as discussed above.

Cruise passenger ticket revenues include fees and taxes levied by governmental authorities and collected by us from our guests. A portion of these fees and taxes vary with guest head counts and are directly imposed on a revenue-producing arrangement. This portion of the fees and taxes is expensed in commissions, transportation and other costs when the corresponding revenues are recognized. These fees and taxes included in passenger ticket revenues and commissions, transportation and other costs were $477 million, $405 million and $346 million in 2012, 2011 and 2010, respectively. The remaining portion of governmental fees and taxes are also included in passenger ticket revenues but are expensed in other ship operating expenses when the corresponding revenues are recognized.

Revenues and expenses from our hotel and transportation operations, which are included in our Tour and Other segment, are recognized at the time the services are performed or expenses are incurred. Revenues from the leasing of two of our ships to an unaffiliated entity, which are also included in our Tour and Other segment, are recognized ratably over the term of the charter agreement using the straight-line method.

Insurance, Policy

Insurance

We maintain insurance to cover a number of risks including, among others, illness and injury to crew, guest injuries, pollution, damages to hull and machinery for each of our ships, war risks, workers’ compensation, employee health, directors and officers liability, property damages and general liabilities for third party claims. All of our insurance policies are subject to coverage limits, exclusions and deductible levels. The liabilities associated with crew illnesses and crew and guest injury claims, including all legal costs, are estimated based on the specific merits of the individual claims or actuarially estimated based on historical claims experience, loss development factors and other assumptions. While we believe our estimated accrued claims reserves are adequate, the ultimate losses may differ.

Selling and Administrative Expenses, Policy

Selling and Administrative Expenses

Selling expenses include a broad range of advertising, such as marketing and promotional expenses. Advertising is charged to expense as incurred, except for media production costs. Media production costs are recorded as prepaid expenses and charged to expense upon the first airing of the advertisement. Advertising expenses totaled $527 million in both 2012 and 2011 and $507 million in 2010. Administrative expenses represent the costs of our shoreside ship support, reservations and other administrative functions, and include, among others, salaries and related benefits, professional fees and occupancy costs, which are typically expensed as incurred.

Foreign Currency Transactions and Translations, Policy

Foreign Currency Translations and Transactions

Each business determines its functional currency by reference to its primary economic environment. We translate the assets and liabilities of our foreign operations that have functional currencies other than the U.S. dollar at exchange rates in effect at the balance sheet date.

Revenues and expenses of these foreign operations are translated at weighted-average exchange rates for the period. Their equity is translated at historical rates and the resulting foreign currency translation adjustments are included as a component of accumulated other comprehensive income (“AOCI”), which is a separate component of shareholders’ equity. Therefore, the U.S. dollar value of these non-equity translated items in our consolidated financial statements will fluctuate from period to period, depending on the changing value of the U.S. dollar versus these currencies.

Our underlying businesses execute transactions in a number of different currencies, principally the U.S. dollar, euro, sterling and Australian and Canadian dollars. Exchange gains and losses arising from the remeasurement of monetary assets and liabilities and foreign currency transactions denominated in a currency other than the functional currency of the entity involved are immediately included in nonoperating earnings, unless such monetary liabilities have been designated to act as hedges of net investments in our foreign operations. These net gains or losses included in nonoperating earnings were insignificant in 2012, 2011 and 2010. In addition, the unrealized gains or losses on our long-term intercompany receivables denominated in a non-functional currency, which are not expected to be repaid in the foreseeable future and are therefore considered to form part of our net investments, are recorded as foreign currency translation adjustments, which are included as a component of AOCI.

Earnings Per Share, Policy

Earnings Per Share

Basic earnings per share is computed by dividing net income by the weighted-average number of shares outstanding during each period. Diluted earnings per share is computed by dividing adjusted net income by the weighted-average number of shares, common stock equivalents and other potentially dilutive securities outstanding during each period. For earnings per share purposes, Carnival Corporation common stock and Carnival plc ordinary shares are considered a single class of shares since they have equivalent rights (see Note 3). All shares that were issuable under our previously outstanding convertible notes that had contingent share conversion features were considered outstanding for our 2010 diluted earnings per share computations, if dilutive, using the “if converted” method of accounting from the date of issuance.

Share-Based Compensation, Policy

Share-Based Compensation

We recognize compensation expense for all share-based compensation awards using the fair value method. Share-based compensation cost is recognized ratably using the straight-line attribution method over the expected vesting period or to the retirement eligibility date, if less than the vesting period, when vesting is not contingent upon any future performance. For performance-based share awards, we recognize compensation cost over the vesting period based on the probability of the performance condition being achieved over the vesting period. If the performance condition is not met, compensation expense will not be recognized and any previously recognized compensation expense will be reversed. In addition, we estimate the amount of expected forfeitures, based on historical forfeiture experience, when calculating compensation cost. If the actual forfeitures that occur are significantly different from the estimate, then we revise our estimates.

Other Recently Adopted Accounting Pronouncement, policy

Other Recently Adopted Accounting Pronouncement

In June 2011, authoritative guidance was issued on the presentation of comprehensive income. The guidance allows an entity to present components of net income and other comprehensive income in one continuous statement or in two separate but consecutive statements. The guidance eliminates the option to report other comprehensive income and its components in the consolidated statements of shareholders’ equity and requires retrospective application. We have elected to early adopt and, accordingly, have included Consolidated Statements of Comprehensive Income in these financial statements.

General (Tables)	12 Months Ended
Nov. 30, 2012
Summary by Brand of Passenger Capacity, Number of Cruise Ships and Primary Areas in which They are Marketed

As of January 22, 2013, our cruise brands’ summary information is as follows:

Cruise Brands	Passenger Capacity (a)	Number of Cruise Ships	Primary Markets (b)

North America
Carnival Cruise Lines	61,968	24	North America
Princess Cruises (“Princess”)	36,912	16	North America
Holland America Line	23,492	15	North America
Seabourn	1,986	6	North America

North America Cruise Brands	124,358	61

EAA
Costa Cruises (“Costa”)	31,720	14	Italy, France and Germany
AIDA Cruises (“AIDA”)	16,442	9	Germany
P&O Cruises (UK)	14,636	7	United Kingdom (“UK”)
Cunard	6,672	3	UK and North America
P&O Cruises (Australia)	4,780	3	Australia
Ibero Cruises (“Ibero”)	4,176	3	Spain and South America

EAA Cruise Brands	78,426	39

	202,784	100

(a)	In accordance with cruise business practice, passenger capacity is calculated based on the assumption of two passengers per cabin even though some cabins can accommodate three or more passengers.
(b)	Represents the primary regions or countries where guests are sourced.

Summary of Significant Accounting Policies (Tables)	12 Months Ended
Nov. 30, 2012
Depreciation and Amortization Expense Computation

Depreciation and amortization were computed using the straight-line method over our estimates of average useful lives and residual values, as a percentage of original cost, as follows:

	Years	Residual Values

Ships	30	15%
Ship improvements	Shorter of remaining ship life or useful life (3-28)	0% or 15%
Buildings and improvements	5-40	0-10%
Computer hardware and software	3-10	0-10%
Transportation equipment and other	2-20	0-10%
Leasehold improvements, including port facilities	Shorter of lease term or related asset life (3-30)	-

Property and Equipment (Tables)	12 Months Ended
Nov. 30, 2012
Property and Equipment

Property and equipment consisted of the following (in millions):

	November 30,
	2012		2011

Ships, including ship improvements	$40,774		$39,764
Ships under construction	380		526

	41,154		40,290
Land, buildings and improvements, including leasehold improvements and port facilities	901		898
Computer hardware and software, transportation equipment and other	1,146		1,016

Total property and equipment	43,201		42,204
Less accumulated depreciation and amortization	(11,064)		(10,150)

	$32,137	(a)	$32,054	(a)

(a)	At November 30, 2012 and 2011, the net carrying values of ships and ships under construction for our North America, EAA, Cruise Support and Tour and Other segments were $18.0 billion, $12.8 billion, $0.2 billion and $0.1 billion and $17.9 billion, $12.8 billion, $0.2 billion and $0.1 billion, respectively.

Debt (Tables)	12 Months Ended
Nov. 30, 2012
Unsecured Long-Term Debt and Short-Term Borrowings

Unsecured long-term debt and short-term borrowings consisted of the following (in millions):

	November 30,
	2012(a)	2011(a)
Long-Term Debt
Export Credit Facilities
Fixed rate, bearing interest at 4.2% to 5.5%, due through 2020 (b)	$2,009	$2,340
Euro fixed rate, bearing interest at 3.8% to 4.5%, due through 2025 (b)	423	470
Floating rate, bearing interest at LIBOR plus 1.3% to 1.6% (1.9% to 2.0%), due through 2024 (c)	1,303	872
Euro floating rate, bearing interest at EURIBOR plus 0.2% to 1.0% (0.4% to 2.0%), due through 2026 (b)(d)	1,516	1,314
Bank Loans
Fixed rate, bearing interest at 3.5% to 4.4%, due through 2015 (b)(e)(f)	650	850
Euro fixed rate, bearing interest at 3.9%, due in 2021 (b)	296	350
Floating rate, bearing interest at LIBOR plus 0.7% to 1.0% (1.0% to 1.3%), due through 2016 (b)(f)	700	500
Euro floating rate, bearing interest at EURIBOR plus 0.6% (0.8%), due in 2014 (b)	132	135
Private Placement Notes
Fixed rate, bearing interest at 5.9% to 6.0%, due through 2016	116	121
Euro fixed rate, bearing interest at 6.9% to 7.3%, due through 2018 (b)	185	247
Publicly-Traded Notes
Fixed rate, bearing interest at 6.7% to 7.2%, due through 2028	517	528
Euro fixed rate, bearing interest at 4.3%, due in 2013	971	997
Sterling fixed rate, bearing interest at 5.6%, repaid at maturity in 2012	-	314
Other	28	34
Short-Term Borrowings
Commercial paper, with aggregate weighted-average interest rate of 0.3%	-	162
Euro bank loans, with aggregate weighted-average interest rate of 1.7%	56	119

Total Debt	8,902	9,353
Less short-term borrowings	(56)	(281)
Less current portion of long-term debt	(1,678)	(1,019)

Total Long-term Debt	$7,168	$8,053

(a)	All interest rates are as of the latest balance sheet date for which there is an outstanding debt balance. The debt table does not include the impact of our foreign currency and interest rate swaps. At November 30, 2012, 58% and 42% of our debt was U.S. dollar and euro-denominated, respectively, and at November 30, 2011, 56%, 41% and 3% of our debt was U.S. dollar, euro and sterling-denominated, respectively, including the effect of foreign currency swaps. Substantially all of our fixed rate debt can only be called or prepaid by incurring significant costs. In addition, substantially all of our debt agreements, including our main revolving credit facility, contain one or more financial covenants that require us, among other things, to maintain minimum debt service coverage and minimum shareholders’ equity and to limit our debt to capital and debt to equity ratios and the amounts of our secured assets and secured and other indebtedness. Generally, if an event of default under any debt agreement occurs, then pursuant to cross default acceleration clauses, substantially all of our outstanding debt and derivative contract payables (see Note 11) could become due, and all debt and derivative contracts could be terminated. At November 30, 2012, we believe we were in compliance with all of our debt covenants.
(b)	Includes $3.8 billion of debt whose interest rates, and in the case of our main revolver its commitment fees, would increase upon certain downgrades in the long-term senior unsecured credit ratings of Carnival Corporation or Carnival plc.
(c)	In 2012, we borrowed $560 million under an unsecured export credit facility, the proceeds of which were used to pay for a portion of Carnival Breeze’s purchase price and is due in semi-annual installments through May 2024.
(d)	In 2012, we borrowed $383 million under an unsecured euro-denominated export credit facility, the proceeds of which were used to pay for a portion of AIDAmar’s purchase price and is due in semi-annual installments through May 2024.
(e)	Includes a $150 million bank loan that currently carries a fixed interest rate. However, the loan can be converted to a floating interest rate at the option of the lenders.
(f)	In 2012, we borrowed $200 million under a bank loan, which is due in 2014. This bank loan was used to repay an existing $200 million unsecured fixed rate bank loan at maturity in 2012.

Scheduled Annual Maturities of Debt

At November 30, 2012, the scheduled annual maturities of our debt were as follows (in millions):

	Fiscal
	2013	2014	2015	2016	2017	Thereafter	Total

Short-term borrowings	$56						$56
Long-term debt	1,678	$1,615	$1,269	$848	$593	$2,843	8,846

	$1,734	$1,615	$1,269	$848	$593	$2,843	$8,902

Committed Ship Financings

At January 22, 2013, our committed ship financings are as follows:

Cruise Brands and Ships	Fiscal Year Scheduled for Funding	Amount
		(in millions)
North America
Princess
Royal Princess	2013	$523
Regal Princess	2014	523

North America Cruise Brand		1,046

EAA
AIDA
AIDAstella	2013	310
Newbuild	2015	440
Newbuild	2016	440
P&O Cruises (UK)
Newbuild	2015	539

Costa
Costa Diadema	2014	508

EAA Cruise Brands		2,237

		$3,283

Commitments (Tables)	12 Months Ended
Nov. 30, 2012
Operating Leases, Port Facilities and Other Commitments

At November 30, 2012, minimum amounts payable for our operating leases, with initial or remaining terms in excess of one year, and for the annual usage of port facilities and other contractual commitments with remaining terms in excess of one year, were as follows (in millions):

	Fiscal
	2013	2014	2015	2016	2017	Thereafter	Total

Operating leases	$43	$41	$38	$34	$25	$179	$360
Port facilities and other	135	127	121	113	105	678	1,279

	$178	$168	$159	$147	$130	$857	$1,639

Shareholders' Equity (Tables)	12 Months Ended
Nov. 30, 2012
Accumulated Other Comprehensive Loss

Accumulated other comprehensive loss was as follows (in millions):

	November 30,
	2012	2011

Cumulative foreign currency translation adjustments, net	$(98)	$(123)
Unrecognized pension expenses	(125)	(96)
Unrealized loss on marketable security	(13)	(17)
Net gains on cash flow derivative hedges	29	27

	$(207)	$(209)

Fair Value Measurements, Derivative Instruments and Hedging Activities (Tables)	12 Months Ended
Nov. 30, 2012
Estimated Carrying and Fair Values of Financial Instrument Assets and (Liabilities) Not Measured at Fair Value on a Recurring Basis

The estimated carrying and fair values and basis of valuation of our financial instrument assets and liabilities that are not measured at fair value on a recurring basis were as follows (in millions):

	November 30, 2012			November 30, 2011
	Carrying Value	Fair Value		Carrying Value	Fair Value
		Level 1	Level 2		Level 1	Level 2
Assets
Cash and cash equivalents (a)	$269	$269	$-	$358	$358	$-
Long-term other assets (b)	39	1	36	42	2	39

Total	$308	$270	$36	$400	$360	$39

Liabilities
Fixed rate debt (c)	$5,195	$-	$5,825	$6,251	$-	$6,715
Floating rate debt (c)	3,707	-	3,706	3,102	-	3,057

Total	$8,902	$-	$9,531	$9,353	$-	$9,772

(a)	Cash and cash equivalents are comprised of cash on hand and time deposits and, due to their short maturities, the carrying values approximate their fair values.
(b)	At November 30, 2012 and 2011, substantially all of our long-term other assets were comprised of notes and other receivables. The fair values of notes and other receivables were based on estimated future cash flows discounted at appropriate market interest rates.
(c)	The net difference between the fair value of our fixed rate debt and its carrying value was due to the market interest rates in existence at November 30, 2012 and 2011 being lower than the fixed interest rates on these debt obligations, including the impact of changes in our credit ratings, if any. The net difference between the fair value of our floating rate debt and its carrying value was due to the market interest rates in existence at November 30, 2012 and 2011 being slightly higher than the floating interest rates on these debt obligations, including the impact of changes in our credit ratings, if any. The fair values of our publicly-traded notes were based on their unadjusted quoted market prices in active markets. The fair values of our other debt were estimated based on appropriate market interest rates being applied to this debt.

Estimated Fair Value and Basis of Valuation of Financial Instrument Assets and (Liabilities) Measured at Fair Value on Recurring Basis

The estimated fair value and basis of valuation of our financial instrument assets and liabilities that are measured at fair value on a recurring basis were as follows (in millions):

	November 30, 2012		November 30, 2011
	Level 1	Level 2	Level 1	Level 2
Assets
Cash equivalents (a)	$196	$-	$92	$-
Restricted cash (b)	28	-	11	-
Marketable securities held in rabbi trusts (c)	104	16	98	18
Derivative financial instruments (d)	-	48	-	6

Total	$328	$64	$201	$24

Liabilities
Derivative financial instruments (d)	$-	$43	$-	$12

Total	$-	$43	$-	$12

(a)	Cash equivalents are comprised of money market funds.
(b)	Restricted cash is comprised of money market funds.
(c)	Level 1 and 2 marketable securities are held in rabbi trusts and are primarily comprised of frequently-priced mutual funds invested in common stocks and other investments, respectively. Their use is restricted to funding certain deferred compensation and non-qualified U.S. pension plans.
(d)	See “Derivative Instruments and Hedging Activities” section below for detailed information regarding our derivative financial instruments.

Reconciliation of Changes in Carrying Amounts of Goodwill

The reconciliation of the changes in the carrying amounts of our goodwill, which goodwill has been allocated to our North America and EAA cruise brands, was as follows (in millions):

	North America Cruise Brands	EAA Cruise Brands	Total

Balance at November 30, 2010	$1,898	$1,422	$3,320
Foreign currency translation adjustment	-	2	2

Balance at November 30, 2011	1,898	1,424	3,322
Ibero goodwill impairment charge (a)	-	(153)	(153)
Foreign currency translation adjustment	-	5	5

Balance at November 30, 2012	$1,898	$1,276	$3,174

(a)	At February 29, 2012, given the current state of the Spanish economy and considering the low level of Ibero estimated fair value in excess of its carrying value, we performed an interim impairment review of Ibero’s goodwill. The interim discounted future cash flow analysis that was used to estimate Ibero’s fair value was primarily impacted by slower than anticipated Ibero capacity growth. As a result, Ibero’s estimated fair value no longer exceeded its carrying value. Accordingly, we proceeded to step two of the impairment test and recognized a goodwill impairment charge of $153 million during the first quarter of 2012, which represented Ibero’s entire goodwill balance. At November 30, 2012, accumulated goodwill impairment charges were $153 million.

Reconciliation of Changes in Carrying Amounts of Intangible Assets Not Subject to Amortization, which Represents Trademarks

The reconciliation of the changes in the carrying amounts of our intangible assets not subject to amortization, which represent trademarks that have been allocated to our North America and EAA cruise brands, was as follows (in millions):

	North America Cruise Brands	EAA Cruise Brands	Total

Balance at November 30, 2010	$927	$384	$1,311
Foreign currency translation adjustment	-	2	2

Balance at November 30, 2011	927	386	1,313
Ibero trademarks impairment charge (a)	-	(20)	(20)
Foreign currency translation adjustment	-	6	6

Balance at November 30, 2012	$927	$372	$1,299

(a)	At February 29, 2012, we also performed an interim impairment test of Ibero’s trademarks, which resulted in a $20 million impairment charge, based on the reduction of revenues primarily as a result of slower than anticipated Ibero capacity growth and a lower estimated royalty rate, which are all considered level 3 inputs. At November 30, 2012, Ibero’s remaining trademark carrying values are not significant.

Estimated Fair Values of Derivative Financial Instruments and Location on Consolidated Balance Sheets

The estimated fair values of our derivative financial instruments and their location on the Consolidated Balance Sheets were as follows (in millions):

		November 30,
	Balance Sheet Location	2012	2011
Derivative assets
Derivatives designated as hedging instruments
Net investment hedges (a)	Prepaid expenses and other	$1	$-
	Other assets – long-term	6	3
Foreign currency zero cost collars (b)	Prepaid expenses and other	11	-
	Other assets – long-term	5	-
Interest rate swaps (c)	Prepaid expenses and other	-	2

		23	5

Derivatives not designated as hedging instruments
Fuel (d)	Other assets – long-term	25	1

Total derivative assets		$48	$6

Derivative liabilities
Derivatives designated as hedging instruments
Net investment hedges (a)	Accrued liabilities and other	$-	$1
Interest rate swaps (c)	Accrued liabilities and other	7	5
	Other long-term liabilities	17	6

		24	12

Derivatives not designated as hedging instruments
Fuel (d)	Accrued liabilities and other	16	-
	Other long-term liabilities	3	-

		19	-

Total derivative liabilities		$43	$12

(a)	At November 30, 2012 and 2011, we had foreign currency forwards totaling $235 million and $183 million, respectively, that are designated as hedges of our net investments in foreign operations, which have a euro-denominated functional currency. At November 30, 2012, $91 million of our foreign currency forwards matured in January 2013 and $144 million mature through July 2017.
(b)	At November 30, 2012, we had foreign currency derivatives consisting of foreign currency zero cost collars totaling $842 million that are designated as foreign currency cash flow hedges for a portion of our euro-denominated shipbuilding payments. See “Newbuild Currency Risks” below for additional information regarding these derivatives.
(c)	We have euro interest rate swaps designated as cash flow hedges whereby we receive floating interest rate payments in exchange for making fixed interest rate payments. At November 30, 2012 and 2011, these interest rate swap agreements effectively changed $269 million and $320 million, respectively, of EURIBOR-based floating rate euro debt to fixed rate debt. These interest rate swaps mature through February 2022. In addition, at November 30, 2011 we had both U.S. dollar and sterling interest rate swaps designated as fair value hedges whereby we received fixed interest rate payments in exchange for making floating interest rate payments. These interest rate swap agreements effectively changed $510 million of fixed rate debt to U.S. dollar LIBOR or GBP LIBOR-based floating rate debt. The U.S. dollar and sterling interest rate swaps matured in February 2012 and June 2012, respectively.
(d)	At November 30, 2012, we had fuel derivatives consisting of zero cost collars on Brent crude oil (“Brent”) to cover a portion of our estimated fuel consumption through 2016. See “Fuel Price Risks” below for additional information regarding these fuel derivatives. At November 30, 2011, we had fuel derivatives consisting of zero cost collars on Brent to cover 10% of our estimated fuel consumption for the second half of 2012 through 2015.

Derivatives Qualifying and Designated as Hedging Instruments Recognized in Other Comprehensive Income

The effective portions of our derivatives qualifying and designated as hedging instruments recognized in other comprehensive income (loss) were as follows (in millions):

	November 30,
	2012	2011	2010
Net investment hedges	$48	$(13)	$84
Foreign currency zero cost collars – cash flow hedges	$16	$76	$(58)
Interest rate swaps – cash flow hedges	$(11)	$(4)	$(6)

Fuel Derivatives Outstanding

At November 30, 2012, our outstanding fuel derivatives consisted of zero cost collars on Brent to cover a portion of our estimated fuel consumption as follows:

Maturities (a)	Transaction Dates	Barrels (in thousands)	Weighted-Average Floor Prices	Weighted-Average Ceiling Prices	Percent of Estimated Fuel Consumption Covered
Fiscal 2013
	November 2011	2,112	$74	$132
	February 2012	2,112	$98	$127
	March 2012	4,224	$100	$130

		8,448			40%

Fiscal 2014
	November 2011	2,112	$71	$128
	February 2012	2,112	$88	$125
	June 2012	2,376	$71	$116

		6,600			32%

Fiscal 2015
	November 2011	2,160	$71	$125
	February 2012	2,160	$80	$125
	June 2012	1,236	$74	$110

		5,556			26%

Fiscal 2016	June 2012	3,564	$75	$108	17%

(a)	Fuel derivatives mature evenly over each month within the above fiscal periods.

Segment Information (Tables)	12 Months Ended
Nov. 30, 2012
Selected Information for Cruise and Tour and Other Segments

Selected information for our Cruise and Tour and Other segments as of and for the years ended November 30 was as follows (in millions):

	Revenues	Operating expenses	Selling and administrative	Depreciation and amortization	Operating income (loss)	Capital expenditures	Total assets
2012
North America Cruise Brands (a)	$9,364	$6,240	$949	$898	$1,277	$990	$21,893
EAA Cruise Brands	5,827	4,010	650	561	433 (b)	1,291	15,894
Cruise Support	86	22	114	28	(78)	33	888
Tour and Other (a)	211	154	7	40	10	18	486	(c)
Intersegment elimination (a)	(106)	(106)	-	-	-	-	-

	$15,382	$10,320	$1,720	$1,527	$1,642	$2,332	$39,161

2011
North America Cruise Brands (a)	$8,921	$5,848	$938	$869	$1,266	$1,232	$21,642
EAA Cruise Brands	6,504	4,244	655	579	1,026	1,380	15,626
Cruise Support	90	3	103	31	(47)	68	795
Tour and Other (a)	392	318	21	43	10	16	574	(c)
Intersegment elimination (a)	(114)	(114)	-	-	-	-	-

	$15,793	$10,299	$1,717	$1,522	$2,255	$2,696	$38,637

2010
North America Cruise Brands (a)	$8,379	$5,294	$902	$843	$1,340	$1,082	$21,239
EAA Cruise Brands	5,730	3,572	584	505	1,069	2,260	14,849
Cruise Support	79	14	98	27	(60)	218	802
Tour and Other (a)	403	334	30	41	(2)	19	600	(c)
Intersegment elimination (a)	(122)	(122)	-	-	-	-	-

	$14,469	$9,092	$1,614	$1,416	$2,347	$3,579	$37,490

(a)	In 2011 and 2010, a portion of Tour and Other segment revenues included revenues for the cruise portion of a tour when a cruise was sold along with a land tour package by Holland America Princess Alaska Tours. These intersegment cruise revenues, which were included in our North America cruise brands’ segment, were eliminated directly against the Tour and Other segment revenues and operating expenses in the line “Intersegment elimination.”

Revenue by Geographic Area, Based on Where Guests are Sourced

Revenues by geographic areas, which are based on where our guests are sourced and not the cruise brands on which they sailed, were as follows (in millions):

	Years Ended November 30,
	2012	2011	2010

North America	$7,952	$7,835	$7,467
Europe	5,367	5,961	5,574
Australia and Asia	1,506	1,528	1,063
Others	557	469	365

	$15,382	$15,793	$14,469

Compensation Plans (Tables)	12 Months Ended
Nov. 30, 2012
RSA, RSU and PBS Activity

During the year ended November 30, 2012, RSA/RSU and PBS activity was as follows:

	RSAs/RSUs		PBSs
	Shares	Weighted-Average Grant Date Fair Value	Shares	Weighted-Average Grant Date Fair Value

Outstanding at November 30, 2011	3,625,966	$33.70	116,992	$45.12
Granted	1,411,296	$30.34	223,531	$31.03
Vested	(1,887,063)	$27.51	(22,279)	$31.90
Forfeited	(88,316)	$36.33	(4,537)	$41.16

Outstanding at November 30, 2012	3,061,883	$35.89	313,707	$36.08

Summary of Carnival Corporation and Carnival Plc Stock Option Activity

A combined summary of Carnival Corporation and Carnival plc stock option activity during the year ended November 30, 2012 related to stock options previously granted was as follows:

	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value (a)
			(in years)	(in millions)

Outstanding at November 30, 2011	10,428,951	$45.65
Exercised	(839,594)	$27.58
Forfeited or expired	(1,461,142)	$46.11

Outstanding at November 30, 2012	8,128,215	$47.72	1.2	$5

Exercisable at November 30, 2012	8,128,215	$47.72	1.2	$5

(a)	The aggregate intrinsic value represents the amount by which the fair value of underlying stock exceeds the option exercise price at November 30, 2012.

Earnings Per Share (Tables)	12 Months Ended
Nov. 30, 2012
Basic and Diluted Earnings Per Share Computation

Our basic and diluted earnings per share were computed as follows (in millions, except per share data):

	Years Ended November 30,
	2012	2011	2010

Net income	$1,298	$1,912	$1,978
Interest on dilutive convertible notes	-	-	11

Net income for diluted earnings per share	$1,298	$1,912	$1,989

Weighted-average common and ordinary shares outstanding	778	787	788
Dilutive effect of convertible notes	-	-	14
Dilutive effect of equity plans	1	2	3

Diluted weighted-average shares outstanding	779	789	805

Basic earnings per share	$1.67	$2.43	$2.51

Diluted earnings per share	$1.67	$2.42	$2.47

Anti-dilutive stock options excluded from diluted earnings per share computations	8	9	10

Summary Information for Cruise Brands (Detail) (Subsequent Event)	1 Months Ended
	Jan. 22, 2013 CruiseShip Passenger
Product Information [Line Items]
Passenger Capacity	202,784	[1]
Number of Cruise Ships	100
North America Carnival Cruise Lines
Product Information [Line Items]
Passenger Capacity	61,968	[1]
Number of Cruise Ships	24
Primary Markets	North America	[2]
North America Princess
Product Information [Line Items]
Passenger Capacity	36,912	[1]
Number of Cruise Ships	16
Primary Markets	North America	[2]
North America Holland America Line
Product Information [Line Items]
Passenger Capacity	23,492	[1]
Number of Cruise Ships	15
Primary Markets	North America	[2]
North America Seabourn
Product Information [Line Items]
Passenger Capacity	1,986	[1]
Number of Cruise Ships	6
Primary Markets	North America	[2]
North America Cruise Brands
Product Information [Line Items]
Passenger Capacity	124,358	[1]
Number of Cruise Ships	61
Europe, Australia & Asia ("EAA") Costa
Product Information [Line Items]
Passenger Capacity	31,720	[1]
Number of Cruise Ships	14
Primary Markets	Italy, France and Germany	[2]
Europe, Australia & Asia ("EAA") AIDA
Product Information [Line Items]
Passenger Capacity	16,442	[1]
Number of Cruise Ships	9
Primary Markets	Germany	[2]
Europe, Australia & Asia ("EAA") P&O Cruises (UK)
Product Information [Line Items]
Passenger Capacity	14,636	[1]
Number of Cruise Ships	7
Primary Markets	United Kingdom ("UK")	[2]
Europe, Australia & Asia ("EAA") Cunard
Product Information [Line Items]
Passenger Capacity	6,672	[1]
Number of Cruise Ships	3
Primary Markets	UK and North America	[2]
Europe, Australia & Asia ("EAA") P&O Cruises (Australia)
Product Information [Line Items]
Passenger Capacity	4,780	[1]
Number of Cruise Ships	3
Primary Markets	Australia	[2]
Europe, Australia & Asia ("EAA") Ibero Cruises ("Ibero")
Product Information [Line Items]
Passenger Capacity	4,176	[1]
Number of Cruise Ships	3
Primary Markets	Spain and South America	[2]
EAA Cruise Brands
Product Information [Line Items]
Passenger Capacity	78,426	[1]
Number of Cruise Ships	39

[1]	In accordance with cruise business practice, passenger capacity is calculated based on the assumption of two passengers per cabin even though some cabins can accommodate three or more passengers.
[2]	Represents the primary regions or countries where guests are sourced.

Estimates of Average Useful Lives and Residual Values of Property and Equipments (Detail)	12 Months Ended
Nov. 30, 2012
Ships
Property, Plant and Equipment [Line Items]
Average useful lives of property and equipment	30 years
Residual values of property and equipment	15.00%
Ship improvements
Property, Plant and Equipment [Line Items]
Average useful lives of property and equipment	Shorter of remaining ship life or useful life
Residual values of property and equipment, lower limit	0.00%
Residual values of property and equipment, upper limit	15.00%
Ship improvements | Minimum
Property, Plant and Equipment [Line Items]
Average useful lives of property and equipment	3 years
Ship improvements | Maximum
Property, Plant and Equipment [Line Items]
Average useful lives of property and equipment	28 years
Buildings and improvements
Property, Plant and Equipment [Line Items]
Residual values of property and equipment, lower limit	0.00%
Residual values of property and equipment, upper limit	10.00%
Buildings and improvements | Minimum
Property, Plant and Equipment [Line Items]
Average useful lives of property and equipment	5 years
Buildings and improvements | Maximum
Property, Plant and Equipment [Line Items]
Average useful lives of property and equipment	40 years
Computer hardware and software
Property, Plant and Equipment [Line Items]
Residual values of property and equipment, lower limit	0.00%
Residual values of property and equipment, upper limit	10.00%
Computer hardware and software | Minimum
Property, Plant and Equipment [Line Items]
Average useful lives of property and equipment	3 years
Computer hardware and software | Maximum
Property, Plant and Equipment [Line Items]
Average useful lives of property and equipment	10 years
Transportation equipment and other
Property, Plant and Equipment [Line Items]
Residual values of property and equipment, lower limit	0.00%
Residual values of property and equipment, upper limit	10.00%
Transportation equipment and other | Minimum
Property, Plant and Equipment [Line Items]
Average useful lives of property and equipment	2 years
Transportation equipment and other | Maximum
Property, Plant and Equipment [Line Items]
Average useful lives of property and equipment	20 years
Leasehold improvements, including port facilities
Property, Plant and Equipment [Line Items]
Average useful lives of property and equipment	Shorter of lease term or related asset life
Leasehold improvements, including port facilities | Minimum
Property, Plant and Equipment [Line Items]
Average useful lives of property and equipment	3 years
Leasehold improvements, including port facilities | Maximum
Property, Plant and Equipment [Line Items]
Average useful lives of property and equipment	30 years

Summary of Significant Accounting Policies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2010
Significant Accounting Policies [Line Items]
Adjustment amounts on gross basis in revenues and expenses	$ 477	$ 405	$ 346
Advertising expenses	$ 527	$ 527	$ 507

DLC Arrangement - Additional Information (Detail)	12 Months Ended
Nov. 30, 2012
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
DLC arrangement current equalization ratio	1

Property and Equipment (Detail) (USD $) In Millions, unless otherwise specified	Nov. 30, 2012		Nov. 30, 2011
Property, Plant and Equipment [Line Items]
Ships, including ship improvements	$ 40,774		$ 39,764
Ships under construction	380		526
Ships And Ships Under Construction Gross, Total	41,154		40,290
Land, buildings and improvements, including leasehold improvements and port facilities	901		898
Computer hardware and software, transportation equipment and other	1,146		1,016
Total property and equipment	43,201		42,204
Less accumulated depreciation and amortization	(11,064)		(10,150)
Property and Equipment, Net	$ 32,137	[1]	$ 32,054	[1]

[1]	At November 30, 2012 and 2011, the net carrying values of ships and ships under construction for our North America, EAA, Cruise Support and Tour and Other segments were $18.0 billion, $12.8 billion, $0.2 billion and $0.1 billion and $17.9 billion, $12.8 billion, $0.2 billion and $0.1 billion, respectively.

Property and Equipment (Parenthetical) (Detail) (USD $) In Billions, unless otherwise specified	Nov. 30, 2012	Nov. 30, 2011
North America Cruise Brands
Property, Plant and Equipment [Line Items]
Net carrying values of ships and ships under construction	$ 18	$ 17.9
EAA Cruise Brands
Property, Plant and Equipment [Line Items]
Net carrying values of ships and ships under construction	12.8	12.8
Cruise Support
Property, Plant and Equipment [Line Items]
Net carrying values of ships and ships under construction	0.2	0.2
Tour and Other
Property, Plant and Equipment [Line Items]
Net carrying values of ships and ships under construction	$ 0.1	$ 0.1

Property and Equipment - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended			3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended
	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2010	Aug. 31, 2011 Costa Marina and Pacific Sun	Nov. 30, 2010 P And O Cruises Artemis	Feb. 29, 2012 Costa Allegra	Nov. 30, 2012 Costa Allegra
Property, Plant, and Equipment Disclosure [Line Items]
Capitalized interest, primarily on ships under construction	$ 17	$ 21	$ 26
Repairs and maintenance expenses, including minor improvement costs and dry-dock expenses	832	830	797
Asset impairment charge				28		34
Other charges recognized							17
Gain from sale of P&O Cruises' Artemis					$ 44

Long-Term Debt And Short-Term Borrowings (Detail) (USD $) In Millions, unless otherwise specified	Nov. 30, 2012		Nov. 30, 2011
Debt Outstanding [Line Items]
Total Debt	$ 8,902	[1]	$ 9,353	[1]
Less short-term borrowings	(56)	[1]	(281)	[1]
Less current portion of long-term debt	(1,678)	[1]	(1,019)	[1]
Total Long-term Debt	7,168	[1]	8,053	[1]
Export Credit Facilities Fixed Rate Export Credit Facilities Bearing Interest At 4.2 % To 5.5 % Due Through 2020
Debt Outstanding [Line Items]
Unsecured long-term debt	2,009	[1],[2]	2,340	[1],[2]
Export Credit Facilities Euro fixed rate export credit facilities, bearing interest at 3.8% to 4.5%, due through 2025
Debt Outstanding [Line Items]
Unsecured long-term debt	423	[1],[2]	470	[1],[2]
Export Credit Facilities Floating Bearing Interest At LIBOR Plus 1.3% to 1.6% (1.9% to 2.0%), Due Through 2024
Debt Outstanding [Line Items]
Unsecured long-term debt	1,303	[1],[3]	872	[1],[3]
Export Credit Facilities Euro Floating Rate Bearing Interest At EURIBOR plus 0.2% to 1.0% (0.4% to 2.0%), Due Through 2026
Debt Outstanding [Line Items]
Unsecured long-term debt	1,516	[1],[2],[4]	1,314	[1],[2],[4]
Bank Loans Fixed Rate Bank Loans Bearing Interest At 3.5 % To 4.4 % Due through 2015
Debt Outstanding [Line Items]
Unsecured long-term debt	650	[1],[2],[5],[6]	850	[1],[2],[5],[6]
Bank Loans Euro Fixed Rate Bank Loans Bearing Interest At 3.9% Due In 2021
Debt Outstanding [Line Items]
Unsecured long-term debt	296	[1],[2]	350	[1],[2]
Bank Loans Floating Rate Bearing Interest At LIBOR plus 0.7% to 1.0% (1.0% to 1.3%), Due Through 2016
Debt Outstanding [Line Items]
Unsecured long-term debt	700	[1],[2],[6]	500	[1],[2],[6]
Bank Loans Euro Floating Rate Bearing Interest At EURIBOR plus 0.6% (0.8%), Due in 2014
Debt Outstanding [Line Items]
Unsecured long-term debt	132	[1],[2]	135	[1],[2]
Private Placement Notes Fixed rate notes, bearing interest at 5.9% to 6.0%, due through 2016
Debt Outstanding [Line Items]
Unsecured long-term debt	116	[1]	121	[1]
Private Placement Notes Euro fixed rate notes, bearing interest at 6.9% to 7.3%, due through 2018
Debt Outstanding [Line Items]
Unsecured long-term debt	185	[1],[2]	247	[1],[2]
Publicly-Traded Notes Fixed rate notes, bearing interest at 6.7% to 7.2%, due through 2028
Debt Outstanding [Line Items]
Unsecured long-term debt	517	[1]	528	[1]
Publicly Traded Notes Euro fixed rate notes, bearing interest at 4.3%, due in 2013
Debt Outstanding [Line Items]
Unsecured long-term debt	971	[1]	997	[1]
Publicly-Traded Notes Sterling fixed rate notes, bearing interest at 5.6%, due in 2012
Debt Outstanding [Line Items]
Unsecured long-term debt			314	[1]
Other
Debt Outstanding [Line Items]
Unsecured long-term debt	28	[1]	34	[1]
Commercial Paper With Aggregate Weighted Average Interest Rate Of 0.3%
Debt Outstanding [Line Items]
Unsecured Short-Term Debt			162	[1]
Euro Bank Loans With Aggregate Weighted Average Interest Rate Of 1.7%
Debt Outstanding [Line Items]
Unsecured Short-Term Debt	$ 56	[1]	$ 119	[1]

[1]	All interest rates are as of the latest balance sheet date for which there is an outstanding debt balance. The debt table does not include the impact of our foreign currency and interest rate swaps. At November 30, 2012, 58% and 42% of our debt was U.S. dollar and euro-denominated, respectively, and at November 30, 2011, 56%, 41% and 3% of our debt was U.S. dollar, euro and sterling-denominated, respectively, including the effect of foreign currency swaps. Substantially all of our fixed rate debt can only be called or prepaid by incurring significant costs. In addition, substantially all of our debt agreements, including our main revolving credit facility, contain one or more financial covenants that require us, among other things, to maintain minimum debt service coverage and minimum shareholders' equity and to limit our debt to capital and debt to equity ratios and the amounts of our secured assets and secured and other indebtedness. Generally, if an event of default under any debt agreement occurs, then pursuant to cross default acceleration clauses, substantially all of our outstanding debt and derivative contract payables (see Note 11) could become due, and all debt and derivative contracts could be terminated. At November 30, 2012, we believe we were in compliance with all of our debt covenants.
[2]	Includes $3.8 billion of debt whose interest rates, and in the case of our main revolver its commitment fees, would increase upon certain downgrades in the long-term senior unsecured credit ratings of Carnival Corporation or Carnival plc.
[3]	In 2012, we borrowed $560 million under an unsecured export credit facility, the proceeds of which were used to pay for a portion of Carnival Breeze's purchase price and is due in semi-annual installments through May 2024.
[4]	In 2012, we borrowed $383 million under an unsecured euro-denominated export credit facility, the proceeds of which were used to pay for a portion of AIDAmar's purchase price and is due in semi-annual installments through May 2024.
[5]	Includes a $150 million bank loan that currently carries a fixed interest rate. However, the loan can be converted to a floating interest rate at the option of the lenders.
[6]	In 2012, we borrowed $200 million under a bank loan, which is due in 2014. This bank loan was used to repay an existing $200 million unsecured fixed rate bank loan at maturity in 2012.

Long-Term Debt And Short-Term Borrowings (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Nov. 30, 2012	Nov. 30, 2012 Export Credit Facilities Fixed Rate Export Credit Facilities Bearing Interest At 4.2 % To 5.5 % Due Through 2020		Nov. 30, 2011 Export Credit Facilities Fixed Rate Export Credit Facilities Bearing Interest At 4.2 % To 5.5 % Due Through 2020		Nov. 30, 2012 Export Credit Facilities Fixed Rate Export Credit Facilities Bearing Interest At 4.2 % To 5.5 % Due Through 2020 Minimum		Nov. 30, 2011 Export Credit Facilities Fixed Rate Export Credit Facilities Bearing Interest At 4.2 % To 5.5 % Due Through 2020 Minimum		Nov. 30, 2012 Export Credit Facilities Fixed Rate Export Credit Facilities Bearing Interest At 4.2 % To 5.5 % Due Through 2020 Maximum		Nov. 30, 2011 Export Credit Facilities Fixed Rate Export Credit Facilities Bearing Interest At 4.2 % To 5.5 % Due Through 2020 Maximum		Nov. 30, 2012 Export Credit Facilities Euro fixed rate export credit facilities, bearing interest at 3.8% to 4.5%, due through 2025		Nov. 30, 2011 Export Credit Facilities Euro fixed rate export credit facilities, bearing interest at 3.8% to 4.5%, due through 2025		Nov. 30, 2012 Export Credit Facilities Euro fixed rate export credit facilities, bearing interest at 3.8% to 4.5%, due through 2025 Minimum		Nov. 30, 2011 Export Credit Facilities Euro fixed rate export credit facilities, bearing interest at 3.8% to 4.5%, due through 2025 Minimum		Nov. 30, 2012 Export Credit Facilities Euro fixed rate export credit facilities, bearing interest at 3.8% to 4.5%, due through 2025 Maximum		Nov. 30, 2011 Export Credit Facilities Euro fixed rate export credit facilities, bearing interest at 3.8% to 4.5%, due through 2025 Maximum		Nov. 30, 2012 Export Credit Facilities Floating Bearing Interest At LIBOR Plus 1.3% to 1.6% (1.9% to 2.0%), Due Through 2024		Nov. 30, 2011 Export Credit Facilities Floating Bearing Interest At LIBOR Plus 1.3% to 1.6% (1.9% to 2.0%), Due Through 2024		Nov. 30, 2012 Export Credit Facilities Floating Bearing Interest At LIBOR Plus 1.3% to 1.6% (1.9% to 2.0%), Due Through 2024 Minimum		Nov. 30, 2011 Export Credit Facilities Floating Bearing Interest At LIBOR Plus 1.3% to 1.6% (1.9% to 2.0%), Due Through 2024 Minimum		Nov. 30, 2012 Export Credit Facilities Floating Bearing Interest At LIBOR Plus 1.3% to 1.6% (1.9% to 2.0%), Due Through 2024 Maximum		Nov. 30, 2011 Export Credit Facilities Floating Bearing Interest At LIBOR Plus 1.3% to 1.6% (1.9% to 2.0%), Due Through 2024 Maximum		Nov. 30, 2012 Export Credit Facilities Euro Floating Rate Bearing Interest At EURIBOR plus 0.2% to 1.0% (0.4% to 2.0%), Due Through 2026		Nov. 30, 2011 Export Credit Facilities Euro Floating Rate Bearing Interest At EURIBOR plus 0.2% to 1.0% (0.4% to 2.0%), Due Through 2026		Nov. 30, 2012 Export Credit Facilities Euro Floating Rate Bearing Interest At EURIBOR plus 0.2% to 1.0% (0.4% to 2.0%), Due Through 2026 Minimum		Nov. 30, 2011 Export Credit Facilities Euro Floating Rate Bearing Interest At EURIBOR plus 0.2% to 1.0% (0.4% to 2.0%), Due Through 2026 Minimum		Nov. 30, 2012 Export Credit Facilities Euro Floating Rate Bearing Interest At EURIBOR plus 0.2% to 1.0% (0.4% to 2.0%), Due Through 2026 Maximum		Nov. 30, 2011 Export Credit Facilities Euro Floating Rate Bearing Interest At EURIBOR plus 0.2% to 1.0% (0.4% to 2.0%), Due Through 2026 Maximum		Nov. 30, 2012 Bank Loans Fixed Rate Bank Loans Bearing Interest At 3.5 % To 4.4 % Due through 2015		Nov. 30, 2011 Bank Loans Fixed Rate Bank Loans Bearing Interest At 3.5 % To 4.4 % Due through 2015		Nov. 30, 2012 Bank Loans Fixed Rate Bank Loans Bearing Interest At 3.5 % To 4.4 % Due through 2015 Minimum		Nov. 30, 2011 Bank Loans Fixed Rate Bank Loans Bearing Interest At 3.5 % To 4.4 % Due through 2015 Minimum		Nov. 30, 2012 Bank Loans Fixed Rate Bank Loans Bearing Interest At 3.5 % To 4.4 % Due through 2015 Maximum		Nov. 30, 2011 Bank Loans Fixed Rate Bank Loans Bearing Interest At 3.5 % To 4.4 % Due through 2015 Maximum		Nov. 30, 2012 Bank Loans Euro Fixed Rate Bank Loans Bearing Interest At 3.9% Due In 2021		Nov. 30, 2011 Bank Loans Euro Fixed Rate Bank Loans Bearing Interest At 3.9% Due In 2021		Nov. 30, 2012 Bank Loans Floating Rate Bearing Interest At LIBOR plus 0.7% to 1.0% (1.0% to 1.3%), Due Through 2016		Nov. 30, 2011 Bank Loans Floating Rate Bearing Interest At LIBOR plus 0.7% to 1.0% (1.0% to 1.3%), Due Through 2016		Nov. 30, 2012 Bank Loans Floating Rate Bearing Interest At LIBOR plus 0.7% to 1.0% (1.0% to 1.3%), Due Through 2016 Minimum		Nov. 30, 2011 Bank Loans Floating Rate Bearing Interest At LIBOR plus 0.7% to 1.0% (1.0% to 1.3%), Due Through 2016 Minimum		Nov. 30, 2012 Bank Loans Floating Rate Bearing Interest At LIBOR plus 0.7% to 1.0% (1.0% to 1.3%), Due Through 2016 Maximum		Nov. 30, 2011 Bank Loans Floating Rate Bearing Interest At LIBOR plus 0.7% to 1.0% (1.0% to 1.3%), Due Through 2016 Maximum		Nov. 30, 2012 Bank Loans Euro Floating Rate Bearing Interest At EURIBOR plus 0.6% (0.8%), Due in 2014		Nov. 30, 2011 Bank Loans Euro Floating Rate Bearing Interest At EURIBOR plus 0.6% (0.8%), Due in 2014		Nov. 30, 2012 Private Placement Notes Fixed rate notes, bearing interest at 5.9% to 6.0%, due through 2016		Nov. 30, 2011 Private Placement Notes Fixed rate notes, bearing interest at 5.9% to 6.0%, due through 2016		Nov. 30, 2012 Private Placement Notes Fixed rate notes, bearing interest at 5.9% to 6.0%, due through 2016 Minimum		Nov. 30, 2011 Private Placement Notes Fixed rate notes, bearing interest at 5.9% to 6.0%, due through 2016 Minimum		Nov. 30, 2012 Private Placement Notes Fixed rate notes, bearing interest at 5.9% to 6.0%, due through 2016 Maximum		Nov. 30, 2011 Private Placement Notes Fixed rate notes, bearing interest at 5.9% to 6.0%, due through 2016 Maximum		Nov. 30, 2012 Private Placement Notes Euro fixed rate notes, bearing interest at 6.9% to 7.3%, due through 2018		Nov. 30, 2011 Private Placement Notes Euro fixed rate notes, bearing interest at 6.9% to 7.3%, due through 2018		Nov. 30, 2012 Private Placement Notes Euro fixed rate notes, bearing interest at 6.9% to 7.3%, due through 2018 Minimum		Nov. 30, 2011 Private Placement Notes Euro fixed rate notes, bearing interest at 6.9% to 7.3%, due through 2018 Minimum		Nov. 30, 2012 Private Placement Notes Euro fixed rate notes, bearing interest at 6.9% to 7.3%, due through 2018 Maximum		Nov. 30, 2011 Private Placement Notes Euro fixed rate notes, bearing interest at 6.9% to 7.3%, due through 2018 Maximum		Nov. 30, 2012 Publicly-Traded Notes Fixed rate notes, bearing interest at 6.7% to 7.2%, due through 2028		Nov. 30, 2011 Publicly-Traded Notes Fixed rate notes, bearing interest at 6.7% to 7.2%, due through 2028		Nov. 30, 2012 Publicly-Traded Notes Fixed rate notes, bearing interest at 6.7% to 7.2%, due through 2028 Minimum		Nov. 30, 2011 Publicly-Traded Notes Fixed rate notes, bearing interest at 6.7% to 7.2%, due through 2028 Minimum		Nov. 30, 2012 Publicly-Traded Notes Fixed rate notes, bearing interest at 6.7% to 7.2%, due through 2028 Maximum		Nov. 30, 2011 Publicly-Traded Notes Fixed rate notes, bearing interest at 6.7% to 7.2%, due through 2028 Maximum		Nov. 30, 2012 Publicly Traded Notes Euro fixed rate notes, bearing interest at 4.3%, due in 2013		Nov. 30, 2011 Publicly Traded Notes Euro fixed rate notes, bearing interest at 4.3%, due in 2013		Nov. 30, 2012 Publicly-Traded Notes Sterling fixed rate notes, bearing interest at 5.6%, due in 2012		Nov. 30, 2011 Publicly-Traded Notes Sterling fixed rate notes, bearing interest at 5.6%, due in 2012		Nov. 30, 2012 Commercial Paper With Aggregate Weighted Average Interest Rate Of 0.3%		Nov. 30, 2011 Commercial Paper With Aggregate Weighted Average Interest Rate Of 0.3%		Nov. 30, 2012 Euro Bank Loans With Aggregate Weighted Average Interest Rate Of 1.7%		Nov. 30, 2011 Euro Bank Loans With Aggregate Weighted Average Interest Rate Of 1.7%		Nov. 30, 2012 U.S Dollar Denominated Debt	Nov. 30, 2011 U.S Dollar Denominated Debt	Nov. 30, 2012 Euro Denominated	Nov. 30, 2011 Euro Denominated	Nov. 30, 2011 Sterling Denominated Debt	Nov. 30, 2012 Debt Interest Rate Subject To Credit Rating Changes	Nov. 30, 2012 Unsecured Floating Rate Export Credit Facilities	Nov. 30, 2012 Unsecured Floating Rate Euro Denominated Export Credit Facility	Nov. 30, 2012 Fixed Rate Debt	Nov. 30, 2012 Unsecured Floating Rate Bank Loan
Debt Outstanding [Line Items]
Debt instrument, interest rate						4.20%	[1]	4.20%	[1]	5.50%	[1]	5.50%	[1]					3.80%	[1]	3.80%	[1]	4.50%	[1]	4.50%	[1]					1.90%	[1]	1.90%	[1]	2.00%	[1]	2.00%	[1]					0.40%	[1]	0.40%	[1]	2.00%	[1]	2.00%	[1]					3.50%	[1]	3.50%	[1]	4.40%	[1]	4.40%	[1]	3.90%	[1]	3.90%	[1]					1.00%	[1]	1.00%	[1]	1.30%	[1]	1.30%	[1]	0.80%	[1]	0.80%	[1]					5.90%	[1]	5.90%	[1]	6.00%	[1]	6.00%	[1]					6.90%	[1]	6.90%	[1]	7.30%	[1]	7.30%	[1]					6.70%	[1]	6.70%	[1]	7.20%	[1]	7.20%	[1]	4.30%	[1]	4.30%	[1]	5.60%	[1]	5.60%	[1]	0.30%	[1]	0.30%	[1]	1.70%	[1]	1.70%	[1]
Debt instrument maturity year	2013	2020	[1]	2020	[1]									2025	[1]	2025	[1]									2024	[1]	2024	[1]									2026	[1]	2026	[1]									2015	[1]	2015	[1]									2021	[1]	2021	[1]	2016	[1]	2016	[1]									2014	[1]	2014	[1]	2016	[1]	2016	[1]									2018	[1]	2018	[1]									2028	[1]	2028	[1]									2013	[1]	2013	[1]	2012	[1]	2012	[1]																	2012	2014
Debt instrument, interest rate above LIBOR rate																														1.30%	[1]	1.30%	[1]	1.60%	[1]	1.60%	[1]																																	0.70%	[1]	0.70%	[1]	1.00%	[1]	1.00%	[1]
Debt instrument, interest rate above EURIBOR rate																																										0.20%	[1]	0.20%	[1]	1.00%	[1]	1.00%	[1]																													0.60%	[1]	0.60%	[1]
Percentage of Total Debt																																																																																																																																						58.00%	56.00%	42.00%	41.00%	3.00%
Unsecured long-term debt		$ 2,009	[1],[2]	$ 2,340	[1],[2]									$ 423	[1],[2]	$ 470	[1],[2]									$ 1,303	[1],[3]	$ 872	[1],[3]									$ 1,516	[1],[2],[4]	$ 1,314	[1],[2],[4]									$ 650	[1],[2],[5],[6]	$ 850	[1],[2],[5],[6]									$ 296	[1],[2]	$ 350	[1],[2]	$ 700	[1],[2],[6]	$ 500	[1],[2],[6]									$ 132	[1],[2]	$ 135	[1],[2]	$ 116	[1]	$ 121	[1]									$ 185	[1],[2]	$ 247	[1],[2]									$ 517	[1]	$ 528	[1]									$ 971	[1]	$ 997	[1]			$ 314	[1]														$ 3,800	$ 560	$ 383	$ 150	$ 200
Debt instrument maturity period																																																																																																																																												2024-05	2024-05
Payments of unsecured debt	$ 200

[1]	All interest rates are as of the latest balance sheet date for which there is an outstanding debt balance. The debt table does not include the impact of our foreign currency and interest rate swaps. At November 30, 2012, 58% and 42% of our debt was U.S. dollar and euro-denominated, respectively, and at November 30, 2011, 56%, 41% and 3% of our debt was U.S. dollar, euro and sterling-denominated, respectively, including the effect of foreign currency swaps. Substantially all of our fixed rate debt can only be called or prepaid by incurring significant costs. In addition, substantially all of our debt agreements, including our main revolving credit facility, contain one or more financial covenants that require us, among other things, to maintain minimum debt service coverage and minimum shareholders' equity and to limit our debt to capital and debt to equity ratios and the amounts of our secured assets and secured and other indebtedness. Generally, if an event of default under any debt agreement occurs, then pursuant to cross default acceleration clauses, substantially all of our outstanding debt and derivative contract payables (see Note 11) could become due, and all debt and derivative contracts could be terminated. At November 30, 2012, we believe we were in compliance with all of our debt covenants.
[2]	Includes $3.8 billion of debt whose interest rates, and in the case of our main revolver its commitment fees, would increase upon certain downgrades in the long-term senior unsecured credit ratings of Carnival Corporation or Carnival plc.
[3]	In 2012, we borrowed $560 million under an unsecured export credit facility, the proceeds of which were used to pay for a portion of Carnival Breeze's purchase price and is due in semi-annual installments through May 2024.
[4]	In 2012, we borrowed $383 million under an unsecured euro-denominated export credit facility, the proceeds of which were used to pay for a portion of AIDAmar's purchase price and is due in semi-annual installments through May 2024.
[5]	Includes a $150 million bank loan that currently carries a fixed interest rate. However, the loan can be converted to a floating interest rate at the option of the lenders.
[6]	In 2012, we borrowed $200 million under a bank loan, which is due in 2014. This bank loan was used to repay an existing $200 million unsecured fixed rate bank loan at maturity in 2012.

Scheduled Annual Maturities of Debt (Detail) (USD $) In Millions, unless otherwise specified	Nov. 30, 2012
Debt Disclosure [Line Items]
Debt maturities in 2013	$ 1,734
Debt maturities in 2014	1,615
Debt maturities in 2015	1,269
Debt maturities in 2016	848
Debt maturities in 2017	593
Debt maturities thereafter	2,843
Total	8,902
Short-term Debt
Debt Disclosure [Line Items]
Debt maturities in 2013	56
Total	56
Long-term Debt
Debt Disclosure [Line Items]
Debt maturities in 2013	1,678
Debt maturities in 2014	1,615
Debt maturities in 2015	1,269
Debt maturities in 2016	848
Debt maturities in 2017	593
Debt maturities thereafter	2,843
Total	$ 8,846

Debt - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended		12 Months Ended
	Nov. 30, 2012	Nov. 30, 2012 Revolving Credit Facility USD ($)	Nov. 30, 2012 Revolving Credit Facility Main Credit Facility USD ($) Y	Nov. 30, 2012 Revolving Credit Facility Main Credit Facility U.S Dollar Denominated Debt USD ($)	Nov. 30, 2012 Revolving Credit Facility Main Credit Facility Euro Denominated EUR (€)	Nov. 30, 2012 Revolving Credit Facility Main Credit Facility Sterling Denominated Debt GBP (£)	Nov. 30, 2012 Revolving Credit Facility Main Credit Facility Utilization of One Third of Available Line of Credit Facility	Nov. 30, 2012 Revolving Credit Facility Main Credit Facility Utilization of Two Third of Available Line of Credit Facility	Nov. 30, 2012 Revolving Credit Facility Backup Liquidity USD ($)	Nov. 30, 2012 Unsecured Publicly-Traded Notes USD ($)
Debt Instrument [Line Items]
Issuance of unsecured publicly-traded notes										$ 500
Debt instrument, interest rate										1.90%
Debt instrument maturity year	2013								2015	2017
Line of credit maturity period	12 years
Debt instrument, maturity years			5
Unsecured long-term debt			2,400	1,600	450	150
Interest rate at facility debt instrument interest rate terms LIBOR/EURIBOR plus a margin of 65 bps			LIBOR/EURIBOR plus a margin of 65 basis points (“bps”)
Debt instrument, basis spread on variable rate			0.65%
Commitment fee on undrawn facility			35.00%
Utilization fee on the total amount outstanding							0.15%	0.30%
Line of credit facility available amount		$ 2,500							$ 78

Committed Ship Financings (Detail) (Subsequent Event, USD $) In Millions, unless otherwise specified	1 Months Ended
Jan. 22, 2013
Long-term Purchase Commitment [Line Items]
Amount	$ 3,283
North America Princess | Royal Princess 2013 Fiscal Year
Long-term Purchase Commitment [Line Items]
Fiscal Year Scheduled for Funding	2013
Amount	523
North America Princess | Regal Princess 2014 Fiscal Year
Long-term Purchase Commitment [Line Items]
Fiscal Year Scheduled for Funding	2014
Amount	523
North America Cruise Brands
Long-term Purchase Commitment [Line Items]
Amount	1,046
Europe, Australia & Asia ("EAA") AIDA | Aidastella 2013 Fiscal Year
Long-term Purchase Commitment [Line Items]
Fiscal Year Scheduled for Funding	2013
Amount	310
Europe, Australia & Asia ("EAA") AIDA | AIDA Newbuild 2015 Fiscal Year
Long-term Purchase Commitment [Line Items]
Fiscal Year Scheduled for Funding	2015
Amount	440
Europe, Australia & Asia ("EAA") AIDA | AIDA Newbuild 2016 Fiscal Year
Long-term Purchase Commitment [Line Items]
Fiscal Year Scheduled for Funding	2016
Amount	440
Europe, Australia & Asia ("EAA") P&O Cruises (UK) | Newbuild 2015 Fiscal Year
Long-term Purchase Commitment [Line Items]
Fiscal Year Scheduled for Funding	2015
Amount	539
Europe, Australia & Asia ("EAA") Costa | Costa Diadema 2014 Fiscal Year
Long-term Purchase Commitment [Line Items]
Fiscal Year Scheduled for Funding	2014
Amount	508
EAA Cruise Brands
Long-term Purchase Commitment [Line Items]
Amount	$ 2,237

Commitments - Additional Information (Detail) (USD $)	12 Months Ended
	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2010
Commitments [Line Items]
Rent expense under operating leases	$ 57,000,000	$ 59,000,000	$ 61,000,000
Ship Commitments
Commitments [Line Items]
Ships under contract for construction	9
Estimated total cost of ships under contract	5,900,000,000
Payment for ships under construction	400,000,000
Anticipated payment for cost of ships due in 2013	1,100,000,000
Anticipated payment for cost of ships due in 2014	1,600,000,000
Anticipated payment for cost of ships due in 2015	1,700,000,000
Anticipated payment for cost of ships due in 2016	$ 1,100,000,000
Ship Commitments | Minimum
Commitments [Line Items]
Aggregate passenger capacity of Ships under contract for construction	29,800

Operating Leases, Port Facilities and Other Commitments (Detail) (USD $) In Millions, unless otherwise specified	Nov. 30, 2012
Operating leases
Operating Leases Future Minimum Payments Due In 2013	$ 43
Operating Leases Future Minimum Payments Due In 2014	41
Operating Leases Future Minimum Payments Due In 2015	38
Operating Leases Future Minimum Payments Due In 2016	34
Operating Leases Future Minimum Payments Due In 2017	25
Operating Leases Future Minimum Payments Due Thereafter	179
Operating Leases Future Minimum Payments Due	360
Port Facilities And Other
Port Facilities And Other Contractual Commitments Due In 2013	135
Port Facilities And Other Contractual Commitments Due In 2014	127
Port Facilities And Other Contractual Commitments Due In 2015	121
Port Facilities And Other Contractual Commitments Due In 2016	113
Port Facilities And Other Contractual Commitments Due In 2017	105
Port Facilities And Other Contractual Commitments Due In Thereafter	678
Port Facilities And Other Contractual Commitments Due	1,279
Leases And Other Future Minimum Payments
Leases And Other Future Minimum Payments Due In 2013	178
Leases And Other Future Minimum Payments Due In 2014	168
Leases And Other Future Minimum Payments Due In 2015	159
Leases And Other Future Minimum Payments Due In 2016	147
Leases And Other Future Minimum Payments Due In 2017	130
Leases And Other Future Minimum Payments Due Thereafter	857
Leases And Other Future Minimum Payments Due	$ 1,639

Costa Concordia and Costa Allegra - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended
	Nov. 30, 2012 USD ($)	Nov. 30, 2012 Costa Concordia USD ($)	Nov. 30, 2012 Costa Concordia EUR (€)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups [Line Items]
Asset impairment charge		$ 515	€ 381
Insurance proceeds from the loss of Costa Concordia	508	508	395
Insurance proceeds in excess of net carrying from the loss of Costa Concordia		17	14
Other charges recognized		28
Insurance deductible for third party personal injury liability		$ 10

Contingencies - Additional Information (Detail) (Lease Out And Lease Back Type Transactions, USD $) In Millions, unless otherwise specified	Nov. 30, 2012
Lease Out And Lease Back Type Transactions
Contingencies [Line Items]
Estimated contingent obligations	$ 429
Estimated termination payment in the event that Carnival Corporation were to default on its contingent obligations and assuming performance by all other participants	40
Required standby letter of credit if Carnival Corporation's credit rating falls below BBB or, alternatively, provide mortgages for this aggregate amount on these two ships	$ 43

Income and Other Taxes - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Nov. 30, 2012	Nov. 30, 2010
Income Tax [Line Items]
Income tax benefit recognized by AIDA and Costa from an Italian investment incentive related to certain of their newbuild expenditures	$ 4	$ 1
Measurement of tax benefit, minimum likelihood of the largest amount being realized upon ultimate resolution	50.00%
AIDA and Costa Italian investment incentive
Income Tax [Line Items]
Income tax benefit recognized by AIDA and Costa from an Italian investment incentive related to certain of their newbuild expenditures		$ (30)
ITALY
Income Tax [Line Items]
Tax rate election period maximum	2014
Additional tax rate election period beginning 2015	10 years
Effective tax rate	6.00%
PORTUGAL | Maximum
Income Tax [Line Items]
Effective tax rate through 2020	5.00%

Shareholders' Equity - Additional Information (Detail) (USD $) Share data in Millions, except Per Share data, unless otherwise specified	1 Months Ended	12 Months Ended							12 Months Ended			2 Months Ended
	Sep. 30, 2007	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2010	Nov. 30, 2012 Carnival Corp	Nov. 30, 2011 Carnival Corp	Nov. 30, 2010 Carnival Corp	Nov. 15, 2012 Carnival Corp	Nov. 30, 2011 CARNIVAL PLC	Nov. 30, 2010 CARNIVAL PLC	Nov. 30, 2012 CARNIVAL PLC	Jan. 16, 2013 Subsequent Event Carnival Corp	Jan. 22, 2013 Subsequent Event Carnival Corp	Jan. 22, 2013 Subsequent Event CARNIVAL PLC
Stockholders Equity Note [Line Items]
Preferred stock, authorized					40	40
Share repurchase program, aggregate value authorized for repurchase	$ 1,000,000,000
Repurchase of Common Stock (in shares)					2.6	13.5	14.8		1.3			2.1
Share repurchased, Value		90,000,000	454,000,000	524,000,000	90,000,000	413,000,000			41,000,000			78,000,000
Stock repurchase program, remaining authorized amount		244,000,000										1,000,000,000
Share repurchase program additional authorized shares for repurchase					32.8						19.2
Stock repurchase program, remaining authorized shares													32.8	18.1
Treasury Stock Sold (in shares)										14.8
Sales of treasury stock				545,000,000						545,000,000
Common stock reserved for issuance pursuant to convertible notes, employee benefit and dividend reinvestment plans					25
Common stock reserved for issuance pursuant to employee benefit plans											18.8
Dividends payable		$ 583,000,000	$ 194,000,000					$ 400,000,000
Dividends payable, per share								$ 0.5
Dividend payment, date								2012-12
2012 quarterly dividend per share					$ 0.25

Accumulated Other Comprehensive Loss (Detail) (USD $) In Millions, unless otherwise specified	Nov. 30, 2012	Nov. 30, 2011
Accumulated Other Comprehensive Income (Loss) [Line Items]
Cumulative foreign currency translation adjustments, net	$ (98)	$ (123)
Unrecognized pension expenses	(125)	(96)
Unrealized loss on marketable security	(13)	(17)
Net gains on cash flow derivative hedges	29	27
Accumulated other comprehensive income (loss)	$ (207)	$ (209)

Estimated Carrying and Fair Values of Financial Instrument Assets and (Liabilities) Not Measured at Fair Value on Recurring Basis (Detail) (Financial Instruments Not Measured at Fair Value on a Recurring Basis, USD $)
In Millions, unless otherwise specified	Nov. 30, 2012		Nov. 30, 2011
Carrying Value
Assets
Cash and cash equivalents	$ 269	[1]	$ 358	[1]
Long-term other assets	39	[2]	42	[2]
Total	308		400
Liabilities
Total	8,902		9,353
Carrying Value | Fixed Rate
Liabilities
Debt	5,195	[3]	6,251	[3]
Carrying Value | Floating Rate
Liabilities
Debt	3,707	[3]	3,102	[3]
Fair Value | Level 1
Assets
Cash and cash equivalents	269	[1]	358	[1]
Long-term other assets	1	[2]	2	[2]
Total	270		360
Fair Value | Level 2
Assets
Long-term other assets	36	[2]	39	[2]
Total	36		39
Liabilities
Total	9,531		9,772
Fair Value | Level 2 | Fixed Rate
Liabilities
Debt	5,825	[3]	6,715	[3]
Fair Value | Level 2 | Floating Rate
Liabilities
Debt	$ 3,706	[3]	$ 3,057	[3]

[1]	Cash and cash equivalents are comprised of cash on hand and time deposits and, due to their short maturities, the carrying values approximate their fair values.
[2]	At November 30, 2012 and 2011, substantially all of our long-term other assets were comprised of notes and other receivables. The fair values of notes and other receivables were based on estimated future cash flows discounted at appropriate market interest rates.
[3]	The net difference between the fair value of our fixed rate debt and its carrying value was due to the market interest rates in existence at November 30, 2012 and 2011 being lower than the fixed interest rates on these debt obligations, including the impact of changes in our credit ratings, if any. The net difference between the fair value of our floating rate debt and its carrying value was due to the market interest rates in existence at November 30, 2012 and 2011 being slightly higher than the floating interest rates on these debt obligations, including the impact of changes in our credit ratings, if any. The fair values of our publicly-traded notes were based on their unadjusted quoted market prices in active markets. The fair values of our other debt were estimated based on appropriate market interest rates being applied to this debt.

Estimated Fair Value and Basis of Valuation of Financial Instrument Assets And (Liabilities) Measured at Fair Value on Recurring Basis (Detail) (USD $) In Millions, unless otherwise specified	Nov. 30, 2012		Nov. 30, 2011
Assets
Derivative financial instruments	$ 48		$ 6
Liabilities
Derivative financial instruments	43		12
Financial Instruments Measured at Fair Value on a Recurring Basis | Level 1
Assets
Total	328		201
Financial Instruments Measured at Fair Value on a Recurring Basis | Level 1 | Money market funds
Assets
Cash equivalents	196	[1]	92	[1]
Restricted cash	28	[2]	11	[2]
Financial Instruments Measured at Fair Value on a Recurring Basis | Level 1 | Marketable securities held in rabbi trusts
Assets
Marketable securities held in rabbi trusts	104	[3]	98	[3]
Financial Instruments Measured at Fair Value on a Recurring Basis | Level 2
Assets
Derivative financial instruments	48	[4]	6	[4]
Total	64		24
Liabilities
Derivative financial instruments	43	[4]	12	[4]
Total	43		12
Financial Instruments Measured at Fair Value on a Recurring Basis | Level 2 | Marketable securities held in rabbi trusts
Assets
Marketable securities held in rabbi trusts	$ 16	[3]	$ 18	[3]

[1]	Cash equivalents are comprised of money market funds.
[2]	Restricted cash is comprised of money market funds.
[3]	Level 1 and 2 marketable securities are held in rabbi trusts and are primarily comprised of frequently-priced mutual funds invested in common stocks and other investments, respectively. Their use is restricted to funding certain deferred compensation and non-qualified U.S. pension plans.
[4]	See "Derivative Instruments and Hedging Activities" section below for detailed information regarding our derivative financial instruments.

Reconciliation of Changes in Carrying Amounts of Goodwill (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended						12 Months Ended
	Feb. 29, 2012	Nov. 30, 2012		Nov. 30, 2011	Nov. 30, 2012 North America Cruise Brands	Nov. 30, 2011 North America Cruise Brands	Nov. 30, 2010 North America Cruise Brands	Nov. 30, 2012 EAA Cruise Brands		Nov. 30, 2011 EAA Cruise Brands
Goodwill [Line Items]
Beginning Balance	$ 3,322	$ 3,322		$ 3,320	$ 1,898	$ 1,898	$ 1,898	$ 1,424		$ 1,422
Foreign currency translation adjustment		5		2				5		2
Ending Balance		3,174		3,322	1,898	1,898	1,898	1,276		1,424
Ibero goodwill impairment charge	$ (153)	$ (153)	[1]					$ (153)	[1]

[1]	At February 29, 2012, given the current state of the Spanish economy and considering the low level of Ibero estimated fair value in excess of its carrying value, we performed an interim impairment review of Ibero's goodwill. The interim discounted future cash flow analysis that was used to estimate Ibero's fair value was primarily impacted by slower than anticipated Ibero capacity growth. As a result, Ibero's estimated fair value no longer exceeded its carrying value. Accordingly, we proceeded to step two of the impairment test and recognized a goodwill impairment charge of $153 million during the first quarter of 2012, which represented Ibero's entire goodwill balance. At November 30, 2012, accumulated goodwill impairment charges were $153 million.

Reconciliation of Changes in Carrying Amounts of Goodwill (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Feb. 29, 2012	Nov. 30, 2012
Goodwill [Line Items]
Ibero goodwill impairment charge	$ 153	$ 153 [1]
Accumulated goodwill impairment charges		$ 153

[1]	At February 29, 2012, given the current state of the Spanish economy and considering the low level of Ibero estimated fair value in excess of its carrying value, we performed an interim impairment review of Ibero's goodwill. The interim discounted future cash flow analysis that was used to estimate Ibero's fair value was primarily impacted by slower than anticipated Ibero capacity growth. As a result, Ibero's estimated fair value no longer exceeded its carrying value. Accordingly, we proceeded to step two of the impairment test and recognized a goodwill impairment charge of $153 million during the first quarter of 2012, which represented Ibero's entire goodwill balance. At November 30, 2012, accumulated goodwill impairment charges were $153 million.

Reconciliation of Changes in Carrying Amounts of Intangible Assets Not Subject to Amortization, Which Represents Trademarks (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended						12 Months Ended
	Nov. 30, 2012		Nov. 30, 2011	Nov. 30, 2012 North America Cruise Brands	Nov. 30, 2011 North America Cruise Brands	Nov. 30, 2010 North America Cruise Brands	Nov. 30, 2012 EAA Cruise Brands		Nov. 30, 2011 EAA Cruise Brands
Indefinite-lived Intangible Assets [Line Items]
Beginning Balance	$ 1,313		$ 1,311	$ 927	$ 927	$ 927	$ 386		$ 384
Foreign currency translation adjustment	6		2				6		2
Ending Balance	1,299		1,313	927	927	927	372		386
Ibero trademarks impairment charge	$ (20)	[1]					$ (20)	[1]

[1]	At February 29, 2012, we also performed an interim impairment test of Ibero's trademarks, which resulted in a $20 million impairment charge, based on the reduction of revenues primarily as a result of slower than anticipated Ibero capacity growth and a lower estimated royalty rate, which are all considered level 3 inputs. At November 30, 2012, Ibero's remaining trademark carrying values are not significant.

Reconciliation of Changes in Carrying Amounts of Intangible Assets Not Subject to Amortization, Which Represents Trademarks (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended	3 Months Ended
	Nov. 30, 2012	Feb. 29, 2012 Trademarks
Indefinite-lived Intangible Assets [Line Items]
Ibero trademarks impairment charge	$ 20 [1]	$ 20

[1]	At February 29, 2012, we also performed an interim impairment test of Ibero's trademarks, which resulted in a $20 million impairment charge, based on the reduction of revenues primarily as a result of slower than anticipated Ibero capacity growth and a lower estimated royalty rate, which are all considered level 3 inputs. At November 30, 2012, Ibero's remaining trademark carrying values are not significant.

Estimated Fair Values of Derivative Financial Instruments and Location on Consolidated Balance Sheets (Detail) (USD $) In Millions, unless otherwise specified	Nov. 30, 2012		Nov. 30, 2011
Derivatives, Fair Value [Line Items]
Derivative assets designated as hedging instruments	$ 23		$ 5
Total derivative assets	48		6
Derivative liabilities designated as hedging instruments	24		12
Derivative liabilities not designated as hedging instruments	19
Total derivative liabilities	43		12
Net investment hedges | Prepaid expenses and other
Derivatives, Fair Value [Line Items]
Derivative assets designated as hedging instruments	1	[1]
Net investment hedges | Other assets - long-term
Derivatives, Fair Value [Line Items]
Derivative assets designated as hedging instruments	6	[1]	3	[1]
Net investment hedges | Accrued liabilities and other
Derivatives, Fair Value [Line Items]
Derivative liabilities designated as hedging instruments			1	[1]
Foreign currency zero cost collars | Prepaid expenses and other
Derivatives, Fair Value [Line Items]
Derivative assets designated as hedging instruments	11	[2]
Foreign currency zero cost collars | Other assets - long-term
Derivatives, Fair Value [Line Items]
Derivative assets designated as hedging instruments	5	[2]
Interest rate swaps | Prepaid expenses and other
Derivatives, Fair Value [Line Items]
Derivative assets designated as hedging instruments			2	[3]
Interest rate swaps | Accrued liabilities and other
Derivatives, Fair Value [Line Items]
Derivative liabilities designated as hedging instruments	7	[3]	5	[3]
Interest rate swaps | Other Long-Term Liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities designated as hedging instruments	17	[3]	6	[3]
Fuel | Other assets - long-term
Derivatives, Fair Value [Line Items]
Derivative assets not designated as hedging instruments	25	[4]	1	[4]
Fuel | Accrued liabilities and other
Derivatives, Fair Value [Line Items]
Derivative liabilities not designated as hedging instruments	16	[4]
Fuel | Other Long-Term Liabilities
Derivatives, Fair Value [Line Items]
Derivative liabilities not designated as hedging instruments	$ 3	[4]

[1]	At November 30, 2012 and 2011, we had foreign currency forwards totaling $235 million and $183 million, respectively, that are designated as hedges of our net investments in foreign operations, which have a euro-denominated functional currency. At November 30, 2012, $91 million of our foreign currency forwards matured in January 2013 and $144 million mature through July 2017.
[2]	At November 30, 2012, we had foreign currency derivatives consisting of foreign currency zero cost collars totaling $842 million that are designated as foreign currency cash flow hedges for a portion of our euro-denominated shipbuilding payments. See "Newbuild Currency Risks" below for additional information regarding these derivatives.
[3]	We have euro interest rate swaps designated as cash flow hedges whereby we receive floating interest rate payments in exchange for making fixed interest rate payments. At November 30, 2012 and 2011, these interest rate swap agreements effectively changed $269 million and $320 million, respectively, of EURIBOR-based floating rate euro debt to fixed rate debt. These interest rate swaps mature through February 2022. In addition, at November 30, 2011 we had both U.S. dollar and sterling interest rate swaps designated as fair value hedges whereby we received fixed interest rate payments in exchange for making floating interest rate payments. These interest rate swap agreements effectively changed $510 million of fixed rate debt to U.S. dollar LIBOR or GBP LIBOR-based floating rate debt. The U.S. dollar and sterling interest rate swaps matured in February 2012 and June 2012, respectively.
[4]	At November 30, 2012, we had fuel derivatives consisting of zero cost collars on Brent crude oil ("Brent") to cover a portion of our estimated fuel consumption through 2016. See "Fuel Price Risks" below for additional information regarding these fuel derivatives. At November 30, 2011, we had fuel derivatives consisting of zero cost collars on Brent to cover 10% of our estimated fuel consumption for the second half of 2012 through 2015.

Estimated Fair Values of Derivative Financial Instruments and Location on Consolidated Balance Sheets (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2012 Net investment hedges	Nov. 30, 2011 Net investment hedges	Jul. 31, 2012 Cash Flow Hedging	Jun. 30, 2012 Cash Flow Hedging	Nov. 30, 2012 Cash Flow Hedging Foreign currency zero cost collars	Nov. 30, 2012 Cash Flow Hedging Interest rate swaps	Nov. 30, 2011 Cash Flow Hedging Interest rate swaps	Nov. 30, 2011 Fair Value Hedging Interest rate swaps	Nov. 30, 2012 Fair Value Hedging Interest rate swaps Us Dollar	Nov. 30, 2012 Fair Value Hedging Interest rate swaps Sterling	Nov. 30, 2012 Maximum Cash Flow Hedging Interest rate swaps	Nov. 30, 2012 Maturing in One Year or Less Net investment hedges	Nov. 30, 2012 Maturing in One Year or Less Maximum Net investment hedges	Nov. 30, 2012 Maturing in July Twenty Seventeen Net investment hedges	Nov. 30, 2012 Maturing in July Twenty Seventeen Maximum Net investment hedges	Nov. 30, 2011 Fuel Derivatives Second Half 2012	Nov. 30, 2012 Fuel Derivatives 2013 Maturity		Nov. 30, 2011 Fuel Derivatives 2013 Maturity	Nov. 30, 2012 Fuel Derivatives 2014 Maturity		Nov. 30, 2011 Fuel Derivatives 2014 Maturity	Nov. 30, 2012 Fuel Derivatives 2015 Maturity		Nov. 30, 2011 Fuel Derivatives 2015 Maturity
Derivatives, Fair Value [Line Items]
Total foreign currency forwards designated as hedges of net investments in foreign operations for euro-denominated functional currency			$ 235	$ 183										$ 91		$ 144
Maturity of foreign currency derivatives															2013-01		2017-07
Foreign currency zero cost collars that are designated as foreign currency cash flow hedges for euro-denominated shipbuilding contracts	23	5					842
Amount of interest rate swap agreements change, of EURIBOR-based floating rate debt to fixed rate debt, for euro interest rate swaps designated as cash flow hedges								269	320
Maturity date of derivative instruments					2015-02	2013-05					2012-02	2012-06	2022-02
Amount of interest rate swap agreements change, of fixed rate debt to U.S. dollar LIBOR or GBP LIBOR-based floating rate debt, for both U.S. dollar and sterling interest rate swaps designated as fair value hedges										$ 510
Estimated percent of fuel consumption																		10.00%	40.00%	[1]	10.00%	32.00%	[1]	10.00%	26.00%	[1]	10.00%

[1]	Fuel derivatives mature evenly over each month within the above fiscal periods.

Derivatives Qualifying and Designated as Hedging Instruments Recognized in Other Comprehensive Income (Detail) (Designated as hedging instruments, USD $) In Millions, unless otherwise specified	12 Months Ended
	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2010
Net investment hedges
Derivative Instruments, Gain (Loss) [Line Items]
Effective portions of derivatives qualifying and designated as hedging instruments recognized in other comprehensive income	$ 48	$ (13)	$ 84
Foreign currency zero cost collars
Derivative Instruments, Gain (Loss) [Line Items]
Effective portions of derivatives qualifying and designated as hedging instruments recognized in other comprehensive income	16	76	(58)
Interest rate swaps
Derivative Instruments, Gain (Loss) [Line Items]
Effective portions of derivatives qualifying and designated as hedging instruments recognized in other comprehensive income	$ (11)	$ (4)	$ (6)

Fair Value Measurements, Derivative Instruments and Hedging Activities - Additional Information (Detail)	12 Months Ended					12 Months Ended		1 Months Ended
	Nov. 30, 2012 USD ($)	Nov. 30, 2011 USD ($)	Nov. 30, 2010 USD ($)	Nov. 30, 2011 Foreign Currency Third-Party Debt And Intercompany Payable USD ($)	Nov. 30, 2012 Foreign Currency Intercompany Payable USD ($)	Nov. 30, 2010 Nonoperating Income Expense USD ($)	Nov. 30, 2012 Minimum USD ($)	Jul. 31, 2012 Cash Flow Hedging	Jul. 31, 2012 Cash Flow Hedging	Jun. 30, 2012 Cash Flow Hedging	Jul. 31, 2012 Cash Flow Hedging Maximum USD ($)	Jun. 30, 2012 Cash Flow Hedging Maximum USD ($)	Jul. 31, 2012 Cash Flow Hedging Minimum USD ($)	Jun. 30, 2012 Cash Flow Hedging Minimum USD ($)
Fair Value, Measurement Inputs, Disclosure [Line Items]
Gain on foreign currency forwards that are not designated as hedges						$ 18,000,000
Derivative asset, cash collateral netting threshold, fair value							100,000,000
Designated debt and other obligations as non-derivative hedges of net investments in foreign operations				3,600,000,000	1,800,000,000
Cumulative foreign currency transaction gains and (losses) included in the cumulative translation adjustment component of AOCI	243,000,000	204,000,000
Foreign currency translation adjustment	39,000,000	21,000,000	271,000,000
Maturity period for foreign currency zero cost collars								2015-02	2015-02	2013-05
Weighted-average ceiling rate								0.83	0.83	1.3
Currency exchange risk hedged											294,000,000	560,000,000	272,000,000	512,000,000
Weighted-average floor rate								0.77	0.77	1.19
Foreign currency contract commitments	$ 1,100,000,000
Percentage of debt bore fixed interest rates, including the effect of interest rate swaps	61.00%	65.00%
Percentage of debt bore floating interest rates, including the effect of interest rate swaps	39.00%	35.00%

Fuel Derivatives Outstanding (Detail)	1 Months Ended									1 Months Ended									1 Months Ended									1 Months Ended
	Nov. 30, 2012 Fuel Derivatives 2013 Maturity November 2011 Transaction Date bbl		Nov. 30, 2012 Fuel Derivatives 2013 Maturity February 2012 Transaction Date bbl		Nov. 30, 2012 Fuel Derivatives 2013 Maturity March 2012 Transaction Date bbl		Nov. 30, 2012 Fuel Derivatives 2013 Maturity bbl		Nov. 30, 2011 Fuel Derivatives 2013 Maturity	Nov. 30, 2012 Fuel Derivatives 2014 Maturity November 2011 Transaction Date bbl		Nov. 30, 2012 Fuel Derivatives 2014 Maturity February 2012 Transaction Date bbl		Nov. 30, 2012 Fuel Derivatives 2014 Maturity June 2012 Transaction Date bbl		Nov. 30, 2012 Fuel Derivatives 2014 Maturity bbl		Nov. 30, 2011 Fuel Derivatives 2014 Maturity	Nov. 30, 2012 Fuel Derivatives 2015 Maturity November 2011 Transaction Date bbl		Nov. 30, 2012 Fuel Derivatives 2015 Maturity February 2012 Transaction Date bbl		Nov. 30, 2012 Fuel Derivatives 2015 Maturity June 2012 Transaction Date bbl		Nov. 30, 2012 Fuel Derivatives 2015 Maturity bbl		Nov. 30, 2011 Fuel Derivatives 2015 Maturity	Nov. 30, 2012 Fuel Derivatives 2016 Maturity June 2012 Transaction Date bbl
Derivative [Line Items]
Transaction Dates	2011-11	[1]	2012-02	[1]	2012-03	[1]				2011-11	[1]	2012-02	[1]	2012-06	[1]				2011-11	[1]	2012-02	[1]	2012-06	[1]				2012-06	[1]
Barrels	2,112,000	[1]	2,112,000	[1]	4,224,000	[1]	8,448,000	[1]		2,112,000	[1]	2,112,000	[1]	2,376,000	[1]	6,600,000	[1]		2,160,000	[1]	2,160,000	[1]	1,236,000	[1]	5,556,000	[1]		3,564,000	[1]
Weighted-Average Floor Price	74	[1]	98	[1]	100	[1]				71	[1]	88	[1]	71	[1]				71	[1]	80	[1]	74	[1]				75	[1]
Weighted-Average Ceiling Price	132	[1]	127	[1]	130	[1]				128	[1]	125	[1]	116	[1]				125	[1]	125	[1]	110	[1]				108	[1]
Percent of Estimated Fuel Consumption							40.00%	[1]	10.00%							32.00%	[1]	10.00%							26.00%	[1]	10.00%	17.00%	[1]

[1]	Fuel derivatives mature evenly over each month within the above fiscal periods.

Segment Information - Additional Information (Detail)	12 Months Ended
Nov. 30, 2012 Segment
Segment Reporting Information [Line Items]
Reportable cruise segments	3

Selected Information for Cruise and Tour and Other Segments (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Nov. 30, 2012		Nov. 30, 2011		Nov. 30, 2010
Segment Reporting Information [Line Items]
Revenues	$ 15,382		$ 15,793		$ 14,469
Operating expenses	10,320		10,299		9,092
Selling and administrative	1,720		1,717		1,614
Depreciation and amortization	1,527		1,522		1,416
Operating income (loss)	1,642		2,255		2,347
Capital expenditures	2,332		2,696		3,579
Total assets	39,161		38,637		37,490
North America Cruise Brands
Segment Reporting Information [Line Items]
Revenues	9,364	[1]	8,921	[1]	8,379	[1]
Operating expenses	6,240	[1]	5,848	[1]	5,294	[1]
Selling and administrative	949	[1]	938	[1]	902	[1]
Depreciation and amortization	898	[1]	869	[1]	843	[1]
Operating income (loss)	1,277	[1]	1,266	[1]	1,340	[1]
Capital expenditures	990	[1]	1,232	[1]	1,082	[1]
Total assets	21,893	[1]	21,642	[1]	21,239	[1]
EAA Cruise Brands
Segment Reporting Information [Line Items]
Revenues	5,827		6,504		5,730
Operating expenses	4,010		4,244		3,572
Selling and administrative	650		655		584
Depreciation and amortization	561		579		505
Operating income (loss)	433	[2]	1,026		1,069
Capital expenditures	1,291		1,380		2,260
Total assets	15,894		15,626		14,849
Cruise Support
Segment Reporting Information [Line Items]
Revenues	86		90		79
Operating expenses	22		3		14
Selling and administrative	114		103		98
Depreciation and amortization	28		31		27
Operating income (loss)	(78)		(47)		(60)
Capital expenditures	33		68		218
Total assets	888		795		802
Tour and Other
Segment Reporting Information [Line Items]
Revenues	211	[1]	392	[1]	403	[1]
Operating expenses	154	[1]	318	[1]	334	[1]
Selling and administrative	7	[1]	21	[1]	30	[1]
Depreciation and amortization	40	[1]	43	[1]	41	[1]
Operating income (loss)	10	[1]	10	[1]	(2)	[1]
Capital expenditures	18	[1]	16	[1]	19	[1]
Total assets	486	[1],[3]	574	[1],[3]	600	[1],[3]
Intersegment elimination
Segment Reporting Information [Line Items]
Revenues	(106)	[1]	(114)	[1]	(122)	[1]
Operating expenses	$ (106)	[1]	$ (114)	[1]	$ (122)	[1]

[1]	In 2011 and 2010, a portion of Tour and Other segment revenues included revenues for the cruise portion of a tour when a cruise was sold along with a land tour package by Holland America Princess Alaska Tours. These intersegment cruise revenues, which were included in our North America cruise brands' segment, were eliminated directly against the Tour and Other segment revenues and operating expenses in the line "Intersegment elimination." In 2012, the Tour and Other segment no longer includes revenues for the cruise portion of a tour. However, a portion of the North America cruise brands' segment revenues include revenues for the tour portion of a cruise when a land tour package is sold along with a cruise by Holland America Line and Princess. These intersegment tour revenues, which are included in our Tour and Other segment, are eliminated directly against the North America cruise brands' segment revenues and operating expenses in the line "Intersegment elimination." This change in 2012 from prior years is referred to as "the change in the accounting for our North America cruise brands and Tour and Other segments" and did not have a significant impact on either of these segments' 2012, 2011 and 2010 operating income.
[2]	Includes $173 million of impairment charges related to Ibero's goodwill and trademarks.
[3]	Tour and Other segment assets primarily include hotels and lodges in the state of Alaska and the Canadian Yukon, motorcoaches used for sightseeing and charters, domed rail cars, which run on the Alaska Railroad, and our owned ships under long-term charter to an unaffiliated entity

Selected Information for Cruise and Tour and Other Segments (Parenthetical) (Detail) (Europe, Australia & Asia ("EAA") Ibero Cruises ("Ibero"), USD $) In Millions, unless otherwise specified	12 Months Ended
Nov. 30, 2012
Europe, Australia & Asia ("EAA") Ibero Cruises ("Ibero")
Segment Reporting Information [Line Items]
Impairment Charges	$ 173

Revenue by Geographic Area, Based on Where Guests are Sourced (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2010
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	$ 15,382	$ 15,793	$ 14,469
North America
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	7,952	7,835	7,467
Europe
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	5,367	5,961	5,574
Australia and Asia
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	1,506	1,528	1,063
Others
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue	$ 557	$ 469	$ 365

Compensation Plans - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended													12 Months Ended							12 Months Ended				12 Months Ended
	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2010	Nov. 30, 2012 Deferred Compensation, Share-based Payments	Nov. 30, 2011 Deferred Compensation, Share-based Payments	Nov. 30, 2010 Deferred Compensation, Share-based Payments	Nov. 30, 2012 Restricted Stock and Restricted Stock Units	Nov. 30, 2011 Restricted Stock and Restricted Stock Units	Nov. 30, 2010 Restricted Stock and Restricted Stock Units	Nov. 30, 2012 PBS	Nov. 30, 2010 Multiemployer Plans, Pension MNOPF	Mar. 31, 2011 Multiemployer Plans, Pension MNOPF	Mar. 31, 2012 Multiemployer Plans, Pension MNRPF	Nov. 30, 2012 Cruise Support	Nov. 30, 2011 Cruise Support	Nov. 30, 2010 Cruise Support	Nov. 30, 2012 Cruise Support Deferred Compensation, Share-based Payments	Nov. 30, 2011 Cruise Support Deferred Compensation, Share-based Payments	Nov. 30, 2010 Cruise Support Deferred Compensation, Share-based Payments	Nov. 30, 2012 Stock Option And Award Plans	Nov. 30, 2012 Employee Stock Option	Nov. 30, 2011 Employee Stock Option	Nov. 30, 2010 Employee Stock Option	Nov. 30, 2012 Employee Stock Option Maximum	Nov. 30, 2012 Restricted Stock Awards	Nov. 30, 2012 Restricted Stock Awards Maximum	Nov. 30, 2012 Restricted Stock Awards Minimum	Nov. 30, 2012 Restricted Stock Units	Nov. 30, 2012 Restricted Stock Units Maximum	Nov. 30, 2012 Restricted Stock Units Minimum	Nov. 30, 2012 Pension Plans, Defined Benefit	Nov. 30, 2011 Pension Plans, Defined Benefit	Nov. 30, 2010 Pension Plans, Defined Benefit	Nov. 30, 2012 Defined Contribution Pension	Nov. 30, 2011 Defined Contribution Pension	Nov. 30, 2010 Defined Contribution Pension
Employee Benefits Disclosure [Line Items]
Shares available for future grant																				30.3
Share-based compensation expense	$ 39	$ 46	$ 43
Share-based compensation expense included in selling, general and administrative expense	1,720	1,717	1,614	36	42	40								114	103	98
Share-based compensation expense included in cruise payroll expenses	1,742	1,723	1,611														3	4	3
Award vesting period description																									RSAs have been granted to certain officers and non-executive board members and either have three or five-year cliff vesting or vest evenly over five years after the grant date.			Carnival Corporation and Carnival plc grant RSUs that vest evenly over five years or at the end of three or five years after the grant date and accrue forfeitable dividend equivalents on each outstanding RSU, in the form of additional RSUs, based on dividends declared.
RSAs and RSUs vesting period																										5 years	3 years		5 years	3 years
PBS awards earnings per share growth period										3 years
PBS award opportunity to earn, minimum										0.00%
PBS award opportunity to earn, maximum										200.00%
Share based awards, Grant date fair value							52	53	28
Unrecognized compensation cost							39
Weighted-average period over which cost is expected to be recognized							1 year 8 months 12 days			2 years 4 months 24 days
Intrinsic value of options exercised																					7	18	17
Stock options expiration year																								2016
Weighted-average discount rates																															3.50%	4.50%
Funded percentage												86.00%	72.00%
Liability in cruise payroll and related expense											41
Contributions to the MNRPF			5.00%
Defined plan expense																															$ 45	$ 46	$ 85	$ 22	$ 21	$ 20

RSA, RSU and PBS Activity (Detail) (USD $)	12 Months Ended
Nov. 30, 2012
Restricted Stock and Restricted Stock Units
Shares
Outstanding Beginning Balance	3,625,966
Granted	1,411,296
Vested	(1,887,063)
Forfeited	(88,316)
Outstanding Ending Balance	3,061,883
Weighted-Average Grant Date Fair Value
Outstanding Beginning Balance	$ 33.7
Granted	$ 30.34
Vested	$ 27.51
Forfeited	$ 36.33
Outstanding Ending Balance	$ 35.89
PBS
Shares
Outstanding Beginning Balance	116,992
Granted	223,531
Vested	(22,279)
Forfeited	(4,537)
Outstanding Ending Balance	313,707
Weighted-Average Grant Date Fair Value
Outstanding Beginning Balance	$ 45.12
Granted	$ 31.03
Vested	$ 31.9
Forfeited	$ 41.16
Outstanding Ending Balance	$ 36.08

Summary of Carnival Corporation and Carnival Plc Stock Option Activity (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
Nov. 30, 2012
Shares
Outstanding Beginning Balance	10,428,951
Exercised	(839,594)
Forfeited or expired	(1,461,142)
Outstanding Ending Balance	8,128,215
Exercisable at November 30, 2012	8,128,215
Weighted-Average Exercise Price
Outstanding Beginning Balance	$ 45.65
Exercised	$ 27.58
Forfeited or expired	$ 46.11
Outstanding Ending Balance	$ 47.72
Exercisable at November 30, 2012	$ 47.72
Weighted-Average Remaining Contractual Term
Outstanding at November 30, 2012	1 year 2 months 12 days
Exercisable at November 30, 2012	1 year 2 months 12 days
Aggregate Intrinsic Value
Outstanding Ending Balance	$ 5 [1]
Exercisable at November 30, 2012	$ 5 [1]

[1]	The aggregate intrinsic value represents the amount by which the fair value of underlying stock exceeds the option exercise price at November 30, 2012.

Basic and Diluted Earnings Per Share Computation (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2010
Schedule of Earnings Per Share, Basic and Diluted, by Common Class [Line Items]
Net income	$ 1,298	$ 1,912	$ 1,978
Interest on dilutive convertible notes			11
Net income for diluted earnings per share	$ 1,298	$ 1,912	$ 1,989
Weighted-average common and ordinary shares outstanding	778	787	788
Dilutive effect of convertible notes			14
Dilutive effect of equity plans	1	2	3
Diluted weighted-average shares outstanding	779	789	805
Basic earnings per share	$ 1.67	$ 2.43	$ 2.51
Diluted earnings per share	$ 1.67	$ 2.42	$ 2.47
Anti-dilutive stock options excluded from diluted earnings per share computations	8	9	10

Supplemental Cash Flow Information - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2010
Cash Flow Supplemental Disclosures [Line Items]
Cash paid for interest, net of capitalized interest	$ 347	$ 358	$ 361
Cash (paid) received, net for income taxes	$ (4)	$ 9	$ (15)